UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09147

Eaton Vance Massachusetts Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

November 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Trusts

Annual Report

November 30, 2017

California (CEV)    •    Massachusetts (MMV)     •    Michigan (EMI)    •    New Jersey (EVJ)

New York (EVY)    •    Ohio (EVO)    •    Pennsylvania (EVP)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Annual Report November 30, 2017

Eaton Vance

Municipal Income Trusts

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

California Municipal Income Trust	4
Massachusetts Municipal Income Trust	5
Michigan Municipal Income Trust	6
New Jersey Municipal Income Trust	7
New York Municipal Income Trust	8
Ohio Municipal Income Trust	9
Pennsylvania Municipal Income Trust	10

Endnotes and Additional Disclosures	11

Financial Statements	12

Report of Independent Registered Public Accounting Firm	70

Federal Tax Information	71

Dividend Reinvestment Plan	72

Management and Organization	74

Important Notices	77

Eaton Vance

Municipal Income Trusts

November 30, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The fiscal year that began on December 1, 2016 was characterized by a significant flattening of the municipal bond yield curve and a rally in longer-term bonds that lasted for most of the period.

As the period opened, the municipal market was just recovering from one of its largest declines in at least two decades. In the wake of Donald Trump’s surprise win in the November 2016 presidential election, rates had risen, the yield curve had steepened and bond prices had fallen as markets anticipated that decreasing regulation and lower tax rates under a Trump administration could lead to higher economic growth and inflation.

In December 2016, however, longer-term interest rates began to reverse direction — despite a Federal Reserve Board (the Fed) rate hike that month and two subsequent hikes in 2017 that put upward pressure on short-term rates. Mixed U.S. economic data, including anemic inflation, along with loss of confidence that the Trump administration could accomplish health care or tax reform, put downward pressure on long-term rates that would increase as the period wore on. As a result, municipal bonds rallied modestly in December 2016 and continued to stabilize during January and February 2017. From March through July 2017, long-term rates drifted downward and the yield curve flattened. In August and early September 2017, increasing geopolitical tension between the U.S. and North Korea led to a “flight to quality” that drove investors toward the perceived safety of U.S. Treasurys. Consequently, long-term rates declined further as Treasury prices rallied, and through October 2017, the municipal market rallied along with Treasurys. With the Fed pushing up on the short end of the yield curve and the market pushing down on the long end, the Treasury and municipal bond yield curves flattened dramatically.

In the final month of the period ended November 30, 2017, however, the municipal market experienced considerable volatility after the GOP-controlled House and Senate released their tax plan proposals. As it became apparent that various elements of the plans could reduce the amount of new municipal debt, issuers rushed to bring new bonds to market before a tax bill was enacted. Municipal prices fluctuated throughout November 2017 on uncertainty over which features of the tax plans would actually become law.

For the 12-month period ended November 30, 2017, the Bloomberg Barclays Municipal Bond Index (the Index),2 a broad measure of the asset class, returned 5.58%. For the period as a whole, rates rose for municipal bonds with maturities of four years or less and declined for longer-term issues. The largest rate declines (and greatest price appreciation) occurred at the long end of the curve, causing the curve to flatten. As investors appeared to have a strong appetite for risk during the period, lower-rated7 bonds generally outperformed higher-rated issues. Across the curve, municipal bonds outperformed comparable U.S. Treasurys.

Fund Performance

For the fiscal year ended November 30, 2017, the Massachusetts and New York Trusts’ (the Funds) shares at net asset value (NAV) outperformed the 5.58% return of the Index, while the California, Michigan, New Jersey, Ohio and Pennsylvania Funds at NAV underperformed the Index.

Each Fund’s overall strategy is to invest primarily in investment grade bonds of the Fund’s particular state. Management may hedge to various degrees against the greater potential risk of volatility caused by the use of leverage and by investing in bonds at the long end of the yield curve by using U.S. Treasury futures. As a risk management tactic within each Fund’s overall strategy, interest rate hedging is intended to moderate performance on both the upside and the downside of the market. During this period of positive performance by municipal bonds, the Funds’ Treasury futures hedge mitigated some of the upside, and thus detracted from performance relative to the unhedged Index, for all Funds except the Michigan and Ohio Funds, which did not use a hedging strategy during the period. As of period end, the California, Massachusetts and New York Funds did not have a hedging strategy in place.

In managing the Funds, management employs leverage through Residual Interest Bond (RIB) Financing and/or Auction Preferred Shares (APS) and Institutional MuniFund Term Preferred (iMTP) Shares6 to seek to enhance the Funds’ tax-exempt income. The use of leverage has the effect of achieving additional exposure to the municipal market, and thus magnifying a Fund’s exposure to its underlying investments in both up and down market environments. During this period of positive performance by municipal bonds, the use of leverage contributed to Fund performance versus the Index — which does not employ leverage — for all seven Funds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Trusts

November 30, 2017

Management’s Discussion of Fund Performance — continued

State-specific Results

Eaton Vance California Municipal Income Trust shares at NAV returned 5.33%, underperforming the 5.58% return of the Index. Detractors from Fund performance versus the Index included the Fund’s hedging strategy, as noted earlier, an overweight, relative to the Index, in prerefunded, or escrowed, bonds, and security selection in the electric utilities sector. In contrast, performance relative to the Index was helped by leverage, an overweight in zero-coupon bonds, which were the best-performing coupon structure in the Index during the period, and security selection in general obligation bonds.

Eaton Vance Massachusetts Municipal Income Trust shares at NAV returned 6.28%, outperforming the 5.58% return of the Index. Leverage, an overweight and security selection in the education sector, and an overweight in BBB-rated bonds contributed to performance relative to the Index. The Fund’s hedging strategy, an overweight in prerefunded bonds, and security selection in zero-coupon bonds all detracted from performance versus the Index.

Eaton Vance Michigan Municipal Income Trust shares at NAV returned 5.51%, underperforming the 5.58% return of the Index. Detractors from performance relative to the Index included an overweight and security selection in insured Puerto Rico bonds, as well as an overweight in prerefunded bonds and an underweight in BBB-rated issues. In contrast, performance versus the Index was aided by leverage, security selection in general obligation bonds, and an overweight in the health care sector, which was the best-performing sector in the Index during the period.

Eaton Vance New Jersey Municipal Income Trust shares at NAV returned 5.52%, underperforming the 5.58% return of the Index. Security selection in insured and uninsured Puerto Rico bonds, the Fund’s hedging strategy, and an overweight in prerefunded bonds all detracted from Fund performance versus the Index. Contributors to the Fund’s performance relative to the Index included leverage, an overweight in zero-coupon bonds, and an overweight in bonds with 17 or more years remaining to maturity.

Eaton Vance New York Municipal Income Trust shares at NAV returned 5.84%, outperforming the 5.58% return of the Index. Leverage aided performance relative to the Index, as did an overweight in zero-coupon bonds and an overweight and security selection in the health care sector. Detractors from performance versus the Index included the Fund’s hedging strategy, an overweight in prerefunded bonds, and security selection in bonds with 17 or more years remaining to maturity.

Eaton Vance Ohio Municipal Income Trust shares at NAV returned 4.37%, underperforming the 5.58% return of the Index. Performance versus the Index was hurt by an overweight in prerefunded bonds, security selection in insured Puerto Rico bonds, and security selection in AA-rated bonds. Contributors to results versus the Index included leverage, an overweight in zero-coupon bonds, an overweight in the health care sector, and security selection in local general obligation bonds.

Eaton Vance Pennsylvania Municipal Income Trust shares at NAV returned 3.17%, underperforming the 5.58% return of the Index. An overweight and security selection in insured Puerto Rico bonds, an overweight in prerefunded bonds, and an overweight in bonds with less than two years remaining to maturity all detracted from Fund performance versus the Index. Contributors to performance relative to the Index included leverage, an overweight in the education sector, security selection in local general obligation bonds, and an overweight in the health care sector.

Each Fund’s insured Puerto Rico holdings were insured by various municipal bond insurers. It should be noted that most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers were no longer included in the Index. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by its various legal entities were impacted by a number of factors throughout the period, including monetary default. As the period ended, Puerto Rico continued to negotiate with creditors and address its current debt structure under the Puerto Rico Oversight, Management, and Economic Stability Act (PROMESA) passed by the U.S. Congress.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

California Municipal Income Trust

November 30, 2017

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	5.33%	4.09%	5.16%
Fund at Market Price	—	2.34	1.34	5.23
Bloomberg Barclays Municipal Bond Index	—	5.58%	2.55%	4.37%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	8.23	3.63	5.17

% Premium/Discount to NAV[4]
				–12.42%

Distributions[5]
Total Distributions per share for the period				$0.495
Distribution Rate at NAV				3.23%
Taxable-Equivalent Distribution Rate at NAV				6.58%
Distribution Rate at Market Price				3.69%
Taxable-Equivalent Distribution Rate at Market Price				7.52%

% Total Leverage[6]
Auction Preferred Shares (APS)				1.91%
Institutional MuniFund Term Preferred (iMTP) Shares				29.87
Residual Interest Bond (RIB) Financing				4.66

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2017

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	6.28%	3.13%	5.60%
Fund at Market Price	—	2.29	0.36	5.64
Bloomberg Barclays Municipal Bond Index	—	5.58%	2.55%	4.37%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	8.23	3.63	5.17

% Premium/Discount to NAV[4]
				–11.88%

Distributions[5]
Total Distributions per share for the period				$0.521
Distribution Rate at NAV				3.13%
Taxable-Equivalent Distribution Rate at NAV				5.83%
Distribution Rate at Market Price				3.55%
Taxable-Equivalent Distribution Rate at Market Price				6.61%

% Total Leverage[6]
APS				5.27%
iMTP Shares				27.22
RIB Financing				1.47

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Michigan Municipal Income Trust

November 30, 2017

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	5.51%	4.46%	6.11%
Fund at Market Price	—	3.72	2.56	6.34
Bloomberg Barclays Municipal Bond Index	—	5.58%	2.55%	4.37%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	8.23	3.63	5.17

% Premium/Discount to NAV[4]
				–12.47%

Distributions[5]
Total Distributions per share for the period				$0.486
Distribution Rate at NAV				3.18%
Taxable-Equivalent Distribution Rate at NAV				5.87%
Distribution Rate at Market Price				3.63%
Taxable-Equivalent Distribution Rate at Market Price				6.70%

% Total Leverage[6]
APS				1.38%
iMTP Shares				35.69

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2017

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	5.52%	3.75%	5.13%
Fund at Market Price	—	2.91	–1.19	5.26
Bloomberg Barclays Municipal Bond Index	—	5.58%	2.55%	4.37%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	8.23	3.63	5.17

% Premium/Discount to NAV[4]
				–13.22%

Distributions[5]
Total Distributions per share for the period				$0.555
Distribution Rate at NAV				4.05%
Taxable-Equivalent Distribution Rate at NAV				7.86%
Distribution Rate at Market Price				4.67%
Taxable-Equivalent Distribution Rate at Market Price				9.06%

% Total Leverage[6]
APS				4.38%
iMTP Shares				28.71
RIB Financing				5.28

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

New York Municipal Income Trust

November 30, 2017

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	5.84%	3.94%	5.62%
Fund at Market Price	—	2.56	0.91	5.28
Bloomberg Barclays Municipal Bond Index	—	5.58%	2.55%	4.37%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	8.23	3.63	5.17

% Premium/Discount to NAV[4]
				–10.39%

Distributions[5]
Total Distributions per share for the period				$0.605
Distribution Rate at NAV				4.21%
Taxable-Equivalent Distribution Rate at NAV				8.16%
Distribution Rate at Market Price				4.70%
Taxable-Equivalent Distribution Rate at Market Price				9.11%

% Total Leverage[6]
APS				3.22%
iMTP Shares				23.13
RIB Financing				12.67

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Ohio Municipal Income Trust

November 30, 2017

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	4.37%	3.80%	5.80%
Fund at Market Price	—	2.23	0.37	6.15
Bloomberg Barclays Municipal Bond Index	—	5.58%	2.55%	4.37%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	8.23	3.63	5.17

% Premium/Discount to NAV[4]
				–10.43%

Distributions[5]
Total Distributions per share for the period				$0.582
Distribution Rate at NAV				3.64%
Taxable-Equivalent Distribution Rate at NAV				6.77%
Distribution Rate at Market Price				4.07%
Taxable-Equivalent Distribution Rate at Market Price				7.57%

% Total Leverage[6]
APS				6.49%
iMTP Shares				27.61
RIB Financing				2.18

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

9

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2017

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	3.17%	3.84%	5.13%
Fund at Market Price	—	2.62	1.06	5.49
Bloomberg Barclays Municipal Bond Index	—	5.58%	2.55%	4.37%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	8.23	3.63	5.17

% Premium/Discount to NAV[4]
				–10.78%

Distributions[5]
Total Distributions per share for the period				$0.517
Distribution Rate at NAV				3.73%
Taxable-Equivalent Distribution Rate at NAV				6.80%
Distribution Rate at Market Price				4.18%
Taxable-Equivalent Distribution Rate at Market Price				7.62%

% Total Leverage[6]
APS				7.45%
iMTP Shares				30.10

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

Municipal Income Trusts

November 30, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Included in the average annual total return at NAV for the five and ten year periods is the impact of the tender and repurchase of a portion of the Fund’s APS at 95.5% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.

[4]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for

Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[6]

Fund employs RIB financing and/or APS and iMTP Shares leverage. The leverage created by RIB investments, APS and iMTP Shares provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. iMTP Shares leverage represents the liquidation value of the Fund’s iMTP Shares outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

Effective September 30, 2017, the Funds’ benchmark was changed to the Bloomberg Barclays Municipal Bond Index.

11

Eaton Vance

California Municipal Income Trust

November 30, 2017

Portfolio of Investments

Tax-Exempt Municipal Securities — 148.1%

Security	Principal Amount (000’s omitted)	Value

Education — 8.8%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$195	$220,800
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	370,814
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	784,835
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,820,640
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	273,061
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	694,210
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	462,074
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	316,324
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	911,226
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	954,882
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	1,004,029
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	205	215,873
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	690	727,101

		$8,755,869

Electric Utilities — 8.1%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$287,237
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,221,451
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,613,670
Sacramento Municipal Utility District, 5.00%, 8/15/27	995	1,112,529
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,335	1,492,183
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	734,325
Vernon, Electric System Revenue, 5.125%, 8/1/21	635	670,509

		$8,131,904

Escrowed / Prerefunded — 11.8%
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/29	$715	$728,456
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	3,135	3,253,942

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/39	$2,490	$2,571,871
California Health Facilities Financing Authority, (Providence Health System), Prerefunded to 10/1/18, 6.50%, 10/1/38	1,475	1,539,207
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/27	340	380,552
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/28	460	514,864
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/27	665	779,380
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/28	1,130	1,324,360
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	355	373,829
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	275	286,952

		$11,753,413

General Obligations — 38.3%
Alta Loma School District, (Election of 2016), 5.00%, 8/1/42	$1,500	$1,765,020
California, 5.00%, 10/1/31	1,885	2,213,819
California, 5.50%, 11/1/35	1,600	1,775,152
California, 6.00%, 4/1/38	750	793,890
Castro Valley Unified School District, (Election of 2016), 5.00%, 8/1/41	1,000	1,174,800
Escondido, 5.00%, 9/1/36	1,000	1,149,870
Glendale Community College District, (Election of 2016), 5.00%, 8/1/37	2,000	2,368,160
Montebello Unified School District, (Election of 2016), 5.00%, 8/1/41	2,000	2,322,800
Napa Valley Unified School District, 5.00%, 8/1/41	2,885	3,389,298
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	3,953,211
Redondo Beach Unified School District, (Election of 2012), 4.00%, 8/1/40	1,000	1,060,830
San Bernardino Community College District, 4.00%, 8/1/30	2,890	3,118,917
San Dieguito Union High School District, (Election of 2012), 4.00%, 8/1/30	1,545	1,680,141
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	962,796
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	650	758,329
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	1,100	1,285,284
Santa Clara County, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(1)	3,180	3,359,416
Santa Clarita Community College District, 4.00%, 8/1/46	2,500	2,634,625

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

November 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	$2,150	$2,467,340

		$38,233,698

Hospital — 10.3%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,104,810
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	209,745
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	725,589
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	1,036,135
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	1,650	1,868,840
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	1,000	1,124,900
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,303,949
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	605,379
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/38	2,000	2,336,160

		$10,315,507

Insured – Education — 1.4%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$1,250	$1,422,375

		$1,422,375

Insured – Escrowed / Prerefunded — 10.7%
Foothill/Eastern Transportation Corridor Agency, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$4,351,009
Glendale, Electric System Revenue, (AGC), Prerefunded to 2/1/18, 5.00%, 2/1/31	2,790	2,806,852
San Diego County Water Authority, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	3,500	3,554,845

		$10,712,706

Insured – General Obligations — 5.1%
Cotati-Rohnert Park Unified School District, (BAM), 5.00%, 8/1/39	$1,000	$1,134,440
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	3,908,113

		$5,042,553

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 5.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,850	$866,744
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/28	370	428,789
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/27	1,440	1,743,768
Successor Agency to San Francisco City and County Redevelopment Agency, (NPFG), 5.00%, 8/1/41	2,100	2,397,444

		$5,436,745

Insured – Transportation — 6.8%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$3,226,100
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	2,785,410
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	740	809,649

		$6,821,159

Lease Revenue / Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$915	$1,038,287

		$1,038,287

Other Revenue — 0.4%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$386,028

		$386,028

Senior Living / Life Care — 1.6%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$324,710
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(2)	600	656,352
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	615,662

		$1,596,724

Special Tax Revenue — 20.3%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$770	$861,584
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	285	288,258
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	464,614
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,611,640

13	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

November 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	$240	$267,941
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	535,325
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	267,386
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	372,842
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	266,834
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/42	1,685	1,999,101
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,602,488
Santa Clara Valley Transportation Authority, Sales Tax Revenue, 5.00%, 4/1/34	1,000	1,160,550
Santa Clara Valley Transportation Authority, Sales Tax Revenue, 5.00%, 4/1/36	1,250	1,444,362
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	485	542,084
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	803,742
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/28	1,600	1,866,128
Successor Agency to San Diego Redevelopment Agency, 5.00%, 9/1/31	2,000	2,376,540
Successor Agency to Union City Community Redevelopment Agency, 5.00%, 10/1/32	1,360	1,586,562
Successor Agency to Union City Community Redevelopment Agency, 5.00%, 10/1/36	800	924,096

		$20,242,077

Transportation — 13.8%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,000	$1,049,940
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	2,120	2,281,692
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	1,500	1,706,370
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,527,705
Sacramento County, Airport System Revenue, 5.00%, 7/1/41	1,500	1,735,140
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	2,950,330
San Joaquin Hills Transportation Corridor Agency, 5.00%, 1/15/34	2,265	2,573,380

		$13,824,557

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 4.3%
East Bay Municipal Utility District, 5.00%, 6/1/34	$2,000	$2,423,920
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,862,622

		$4,286,542

Total Tax-Exempt Municipal Securities — 148.1% (identified cost $138,662,101)		$148,000,144

Taxable Municipal Securities — 7.2%

Security	Principal Amount (000’s omitted)	Value

Education — 4.2%
University of California, 4.104%, 5/15/47	$4,000	$4,158,880

		$4,158,880

Hospital — 1.9%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,750	$1,893,430

		$1,893,430

Other Revenue — 1.1%
California Infrastructure and Economic Development Bank, (The Scripps Research Institute), 3.42%, 7/1/36	$1,200	$1,136,112

		$1,136,112

Total Taxable Municipal Securities — 7.2% (identified cost $7,109,047)		$7,188,422

Total Investments — 155.3% (identified cost $145,771,148)		$155,188,566

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (3.0)%		$(3,000,396)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (46.8)%		$(46,796,236)

Other Assets, Less Liabilities — (5.5)%		$(5,462,030)

Net Assets Applicable to Common Shares — 100.0%		$99,929,904

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

14	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

November 30, 2017

Portfolio of Investments — continued

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2017, 19.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 7.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2017, the aggregate value of these securities is $656,352 or 0.7% of the Trust’s net assets applicable to common shares.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.

15	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2017

Portfolio of Investments

Tax-Exempt Municipal Securities — 147.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.0%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,178,905
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,289,465

		$2,468,370

Education — 33.5%
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/46	$1,525	$1,758,599
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/34	1,665	1,863,568
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,164,488
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	889,727
Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,000	1,144,180
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/37	1,000	1,120,250
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	105	105,310
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,130,754
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,455,259
University of Massachusetts Building Authority, 5.00%, 11/1/34	1,000	1,193,960
University of Massachusetts Building Authority, 5.00%, 11/1/39	750	837,923

		$13,664,018

Escrowed / Prerefunded — 11.8%
Boston, Prerefunded to 4/1/21, 4.00%, 4/1/24	$300	$323,220
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	40	40,904
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	100	102,289
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	625	638,762
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	360	419,843
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/22	500	523,860
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	505	529,099

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	$1,420	$1,460,513
Newton, Prerefunded to 4/1/19, 5.00%, 4/1/36	750	783,180

		$4,821,670

General Obligations — 9.0%
Danvers, 5.25%, 7/1/36	$885	$986,341
Lexington, 4.00%, 2/1/23	255	282,512
Plymouth, 5.00%, 5/1/31	345	379,890
Plymouth, 5.00%, 5/1/32	315	345,218
Wayland, 5.00%, 2/1/33	510	562,356
Wayland, 5.00%, 2/1/36	770	847,801
Winchester, 5.00%, 4/15/36	245	271,661

		$3,675,779

Hospital — 26.2%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/31	$1,000	$1,104,070
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/33	180	204,489
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	610,969
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	1,250	1,404,412
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	1,000	1,106,350
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	240	277,157
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	555	610,195
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,292,873
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	535,735
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,176,416
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,032,846
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/32	945	947,892
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	367,143

		$10,670,547

Housing — 2.4%
Massachusetts Housing Finance Agency, 3.35%, 12/1/41	$1,000	$974,500

		$974,500

16	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 2.0%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(1)	$800	$800,632

		$800,632

Insured – Education — 7.6%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,364,340
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)	1,365	1,724,937

		$3,089,277

Insured – Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$550	$534,309

		$534,309

Insured – Escrowed / Prerefunded — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	$335	$356,882

		$356,882

Insured – General Obligations — 3.2%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,303,390

		$1,303,390

Insured – Other Revenue — 2.0%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$810,754

		$810,754

Insured – Special Tax Revenue — 9.3%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/25	$775	$914,988
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	1,195	1,395,820
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,264,280
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	197,475

		$3,772,563

Insured – Student Loan — 0.4%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$145	$150,733

		$150,733

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 0.8%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$315	$315,715

		$315,715

Other Revenue — 2.6%
Massachusetts Development Finance Agency, (The Broad Institute, Inc.), 4.00%, 4/1/41	$1,000	$1,060,880

		$1,060,880

Senior Living / Life Care — 1.8%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$125	$132,819
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(1)	140	140,008
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(1)	475	473,689

		$746,516

Special Tax Revenue — 7.1%
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46	$1,500	$1,747,935
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/41	1,000	1,167,710

		$2,915,645

Student Loan — 3.6%
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	$1,500	$1,466,430

		$1,466,430

Transportation — 10.5%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,586,595
Massachusetts Port Authority, 5.00%, 7/1/28	500	540,470
Massachusetts Port Authority, 5.00%, 7/1/34	670	722,294
Massachusetts Port Authority, 5.00%, 7/1/45	1,250	1,434,662

		$4,284,021

Water and Sewer — 5.6%
Boston Water and Sewer Commission, Prerefunded to 11/1/19, 5.00%, 11/1/29	$495	$526,695
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/40	1,500	1,759,665

		$2,286,360

Total Tax – Exempt Municipal Securities — 147.6% (identified cost $56,141,283)		$60,168,991

17	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2017

Portfolio of Investments — continued

Taxable Municipal Securities — 2.0%

Security	Principal Amount (000’s omitted)	Value

Student Loan — 2.0%
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$750	$808,103

Total Taxable Municipal Securities — 2.0% (identified cost $736,550)		$808,103

Total Investments — 149.6% (identified cost $56,877,833)		$60,977,094

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (8.0)%		$(3,250,259)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (41.0)%		$(16,723,470)

Other Assets, Less Liabilities — (0.6)%		$(252,829)

Net Assets Applicable to Common Shares — 100.0%		$40,750,536

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2017, 16.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 6.3% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2017, the aggregate value of these securities is $1,414,329 or 3.5% of the Trust’s net assets applicable to common shares.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

18	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

November 30, 2017

Portfolio of Investments

Tax-Exempt Investments — 156.5%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.2%
Michigan Municipal Bond Authority, Prerefunded to 10/1/19, 5.00%, 10/1/29	$600	$636,756

		$636,756

Education — 6.8%
Michigan State University, 5.00%, 2/15/40	$1,000	$1,058,600
Oakland University, 5.00%, 3/1/42	500	541,185
Wayne State University, 5.00%, 11/15/40	370	418,200

		$2,017,985

Electric Utilities — 8.9%
Holland, Electric Utility System, 5.00%, 7/1/39	$1,135	$1,250,248
Lansing Board of Water and Light, 5.50%, 7/1/41	500	557,330
Michigan Public Power Agency, 5.00%, 1/1/43	800	844,560

		$2,652,138

Escrowed / Prerefunded — 8.9%
Ann Arbor Public Schools, Prerefunded to 5/1/18, 4.50%, 5/1/24	$350	$354,585
Comstock Park Public Schools, Prerefunded to 5/1/21, 5.25%, 5/1/33	80	89,337
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	115	124,038
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	125	135,129
Jenison Public Schools, Prerefunded to 5/1/21, 5.00%, 5/1/28	500	555,110
Jenison Public Schools, Prerefunded to 5/1/21, 5.00%, 5/1/30	500	555,110
Michigan, Prerefunded to 5/1/19, 5.50%, 11/1/25	270	284,758
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), Prerefunded to 6/1/19, 6.125%, 6/1/39	500	533,525

		$2,631,592

General Obligations — 41.6%
Battle Creek, 5.00%, 12/1/41	$1,000	$1,143,880
Byron Center Public Schools, 5.00%, 5/1/43	1,500	1,712,580
Comstock Park Public Schools, 5.125%, 5/1/31	275	303,364
Comstock Park Public Schools, 5.25%, 5/1/33	140	154,042
East Grand Rapids Public Schools, 5.00%, 5/1/39	435	489,144
Kent County, 5.00%, 1/1/25	1,500	1,554,780
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,092,140
Lakeview School District, 5.00%, 5/1/40	1,050	1,197,472
Lansing Community College, 5.00%, 5/1/30	1,005	1,114,113

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Marysville Public Schools District, 5.00%, 5/1/37	$1,065	$1,217,125
Rockford Public Schools, 5.00%, 5/1/44	750	851,183
Walled Lake Consolidated School District, 5.00%, 5/1/34	365	413,322
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,125,090

		$12,368,235

Hospital — 22.1%
Grand Traverse County Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/47	$1,000	$1,093,700
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/41	1,000	1,116,950
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	250	271,803
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	554,465
Michigan Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	990	1,074,477
Michigan Finance Authority, (Trinity Health Corp.), Prerefunded to 12/1/20, 5.00%, 12/1/27	10	10,980
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,250	1,378,812
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,067,600

		$6,568,787

Industrial Development Revenue — 2.5%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$749,962

		$749,962

Insured – Education — 0.6%
Wayne State University, (AGM), 5.00%, 11/15/35	$165	$170,173

		$170,173

Insured – Electric Utilities — 3.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$630	$612,026
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	235,570
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	143,431

		$991,027

Insured – Escrowed / Prerefunded — 12.0%
Ferris State University, (AGC), Prerefunded to 10/1/18, 5.125%, 10/1/33	$570	$587,773
Ferris State University, (AGC), Prerefunded to 10/1/18, 5.25%, 10/1/38	500	516,105

19	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

November 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
Grand Rapids, Water Supply System, (AGC), Prerefunded to 1/1/19, 5.10%, 1/1/39	$1,000	$1,037,580
Van Dyke Public Schools, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38	1,250	1,268,912
Wayne State University, (AGM), Prerefunded to 11/15/18, 5.00%, 11/15/35	135	139,738

		$3,550,108

Insured – General Obligations — 20.0%
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	$500	$562,725
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	150	155,030
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	240	247,166
Detroit School District, (AGM), 5.25%, 5/1/32	300	371,343
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,105,850
Livonia Public Schools, (AGM), 5.00%, 5/1/43	910	1,017,553
South Haven Public Schools, (AGM), 5.00%, 5/1/40	500	568,820
South Haven Public Schools, (BAM), 5.00%, 5/1/41	1,200	1,366,692
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	556,525

		$5,951,704

Insured – Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$895	$159,945

		$159,945

Insured – Transportation — 3.5%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,031,270

		$1,031,270

Insured – Water and Sewer — 5.1%
Coldwater, Water Supply and Wastewater System Revenue, (AGM), 4.00%, 8/1/41	$1,000	$1,043,110
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	475	477,589

		$1,520,699

Lease Revenue / Certificates of Participation — 3.6%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,058,840

		$1,058,840

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 3.7%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,104,500

		$1,104,500

Water and Sewer — 11.2%
Detroit, Water Supply System, 5.25%, 7/1/41	$750	$815,543
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	735	905,108
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,250	1,340,075
Port Huron, Water Supply System, 5.25%, 10/1/31	250	275,595

		$3,336,321

Total Tax-Exempt Investments — 156.5% (identified cost $44,049,717)		$46,500,042

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.2)%		$(650,004)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (56.5)%		$(16,775,564)

Other Assets, Less Liabilities — 2.2%		$632,860

Net Assets Applicable to Common Shares — 100.0%		$29,707,334

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2017, 28.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.5% to 13.1% of total investments.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.

20	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2017

Portfolio of Investments

Tax-Exempt Municipal Securities — 155.7%

Security	Principal Amount (000’s omitted)	Value

Education — 14.0%
Camden County Improvement Authority, (Rowan University School of Osteopathic Medicine), 5.00%, 12/1/32	$1,270	$1,447,165
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,730	1,840,149
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	620	713,025
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	380	435,773
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	706,419
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	1,230	1,376,985
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	965	1,048,443
Rutgers State University, 5.00%, 5/1/33	1,000	1,142,560

		$8,710,519

Escrowed / Prerefunded — 26.1%
Monmouth County Improvement Authority, Prerefunded to 1/15/21, 5.00%, 1/15/28	$1,510	$1,661,453
Monmouth County Improvement Authority, Prerefunded to 1/15/21, 5.00%, 1/15/30	1,455	1,600,937
New Jersey Economic Development Authority, (Duke Farms Foundation), Prerefunded to 7/1/19, 5.00%, 7/1/48	2,040	2,145,142
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	105	110,755
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), Prerefunded to 7/1/18, 5.00%, 7/1/27	2,190	2,237,019
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	915	972,782
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	380	392,400
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	205	241,875
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), Prerefunded to 1/1/20, 5.00%, 7/1/31	1,000	1,069,530
New Jersey Turnpike Authority, Prerefunded to 1/1/19, 5.25%, 1/1/40	3,600	3,742,992
North Hudson Sewerage Authority, Prerefunded to 6/1/22, 5.00%, 6/1/29	55	62,561
Rutgers State University, Prerefunded to 5/1/19, 5.00%, 5/1/39	1,900	1,992,036

		$16,229,482

Security	Principal Amount (000’s omitted)	Value

General Obligations — 3.8%
Jersey City, 4.00%, 11/1/34	$1,000	$1,070,960
Jersey City, 4.00%, 11/1/35	500	533,285
Monmouth County Improvement Authority, 5.00%, 1/15/28	340	372,474
Monmouth County Improvement Authority, 5.00%, 1/15/30	340	372,038

		$2,348,757

Hospital — 16.5%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$650	$720,863
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	100	102,126
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	750	787,328
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 4.00%, 7/1/34	500	523,915
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/47	1,600	1,646,176
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	265	297,775
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	45	52,834
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	990	1,128,263
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/33	120	136,084
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	2,305	2,570,006
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/30	1,000	1,129,230
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,149,325

		$10,243,925

Housing — 0.8%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$320	$320,243
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	180	181,039

		$501,282

Industrial Development Revenue — 7.6%
Essex County Improvement Authority, (Covanta), (AMT), 5.25%, 7/1/45(1)	$1,085	$1,091,434
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	50	54,909

21	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	$135	$147,734
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	838,410
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	235,442
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,385,326

		$4,753,255

Insured – Electric Utilities — 1.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$135	$131,149
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	453,426
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	545,383

		$1,129,958

Insured – Escrowed / Prerefunded — 5.2%
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	$1,240	$1,289,538
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	520	542,230
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	970	1,011,972
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), Prerefunded to 7/1/18, 5.00%, 7/1/38	370	377,944

		$3,221,684

Insured – General Obligations — 6.6%
Atlantic City, (BAM), 5.00%, 3/1/37	$500	$564,235
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,015	1,052,321
Irvington Township, (AGM), 5.00%, 7/15/31	1,000	1,127,450
Paterson, (BAM), 5.00%, 1/15/26	1,240	1,351,811

		$4,095,817

Insured – Hospital — 2.4%
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$1,380	$1,467,423

		$1,467,423

Security	Principal Amount (000’s omitted)	Value

Insured – Industrial Development Revenue — 3.2%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$1,983,669

		$1,983,669

Insured – Lease Revenue / Certificates of Participation — 1.9%
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$1,000	$1,197,560

		$1,197,560

Insured – Special Tax Revenue — 14.8%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$4,220,212
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	3,215,024
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,446,280
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,020	360,994

		$9,242,510

Insured – Student Loan — 2.0%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$1,200	$1,220,292

		$1,220,292

Insured – Transportation — 8.2%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$850	$957,831
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	2,000	2,227,320
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	1,572,504
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	315	336,640

		$5,094,295

Lease Revenue / Certificates of Participation — 4.5%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$995	$1,033,695
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	400	421,924
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,320	1,352,578

		$2,808,197

Other Revenue — 0.5%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	$250	$284,950

		$284,950

22	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 3.5%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$470,980
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	778,855
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	715,911
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	215	233,133

		$2,198,879

Special Tax Revenue — 1.0%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$100,065
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	175,100
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40(2)	750	299,250
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37(2)	500	50,000

		$624,415

Student Loan — 2.1%
New Jersey Higher Education Student Assistance Authority, (AMT), 2.266%, (3 mo. USD LIBOR + 0.95%), 6/1/36(3)	$575	$575,472
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	740	760,838

		$1,336,310

Transportation — 26.1%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,124,300
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,144,832
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,100	1,201,101
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	260,433
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	552,960
Newark Housing Authority, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,608,510
Port Authority of New York and New Jersey, 5.00%, 10/15/41(4)	5,000	5,829,000
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	1,825	2,080,299
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(4)	1,995	2,019,618
South Jersey Transportation Authority, 5.00%, 11/1/39	400	436,524

		$16,257,577

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 3.1%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,220	$1,326,091
Sussex County Municipal Utilities Authority, 0.00%, 12/1/36	1,250	627,713

		$1,953,804

Total Tax-Exempt Municipal Securities — 155.7% (identified cost $92,816,862)		$96,904,560

Taxable Municipal Securities — 4.1%

Security	Principal Amount (000’s omitted)	Value

General Obligations — 2.7%
Atlantic City, 7.50%, 3/1/40	$1,445	$1,710,230

		$1,710,230

Transportation — 1.4%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(5)	$750	$862,350

		$862,350

Total Taxable Municipal Securities — 4.1% (identified cost $2,294,086)		$2,572,580

Total Investments — 159.8% (identified cost $95,110,948)		$99,477,140

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (7.1)%		$(4,425,448)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (46.4)%		$(28,881,791)

Other Assets, Less Liabilities — (6.3)%		$(3,910,153)

Net Assets Applicable to Common Shares — 100.0%		$62,259,748

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2017, 28.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 8.6% of total investments.

23	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2017

Portfolio of Investments — continued

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2017, the aggregate value of these securities is $1,091,434 or 1.8% of the Trust’s net assets applicable to common shares.

(2)	Issuer is in default with respect to interest payments.

(3)	Floating rate security. The stated interest rate represents the rate in effect at November 30, 2017.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(5)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	30	Short	Mar-18	$(4,551,563)	$47,756

					$47,756

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.
LIBOR	–	London Interbank Offered Rate
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

Currency Abbreviations:

USD	–	United States Dollar

24	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2017

Portfolio of Investments

Tax-Exempt Municipal Securities — 155.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.7%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,850,045
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	2,535	2,585,928

		$4,435,973

Cogeneration — 2.3%
New York City Industrial Development Agency, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$500	$498,525
New York City Industrial Development Agency, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.75%, 10/1/36	500	499,720
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	805	805,306

		$1,803,551

Education — 28.0%
Hempstead Local Development Corp., (Molloy College), 5.00%, 7/1/39	$700	$798,231
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,544,415
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/39	325	336,762
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	540,564
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,021,350
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	797,558
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	537,923
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,104,360
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	220	256,760
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,120,900
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	2,250	2,311,537
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,628,050
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	360,968
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	447,568
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,829,583

Security	Principal Amount (000’s omitted)	Value

Education (continued)
New York Dormitory Authority, (The New School), 4.00%, 7/1/43	$500	$520,865
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	2,000	2,193,840
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	295,005
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	780,938
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	1,205	1,379,604

		$21,806,781

Electric Utilities — 4.5%
Long Island Power Authority, Electric System Revenue, Prerefunded to 5/1/19, 6.00%, 5/1/33	$1,420	$1,507,046
Utility Debt Securitization Authority, 5.00%, 12/15/33	1,735	2,012,201

		$3,519,247

Escrowed / Prerefunded — 10.8%
Brooklyn Arena Local Development Corp., (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$380	$417,411
Metropolitan Transportation Authority, Dedicated Tax Revenue, Prerefunded to 11/15/19, 5.00%, 11/15/34	1,500	1,598,880
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	955	995,626
New York City Cultural Resources Trust, (Museum of Modern Art), Prerefunded to 10/1/18, 5.00%, 4/1/31	625	644,269
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 5/1/21, 5.00%, 5/1/32	1,000	1,107,760
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 4.50%, 7/1/32	395	442,925
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	1,000	1,143,230
Saratoga County Water Authority, Prerefunded to 9/1/18, 5.00%, 9/1/48	1,000	1,027,350
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.25%, 11/15/34(1)	1,025	1,063,673

		$8,441,124

General Obligations — 7.8%
New York, 5.00%, 2/15/34(1)	$4,000	$4,406,360
New York City, 4.00%, 10/1/40	1,500	1,610,910
New York City, 6.25%, 10/15/28	45	46,954

		$6,064,224

Hospital — 10.3%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$144,496

25	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	$960	$1,061,386
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/47	1,000	985,200
Nassau County Local Economic Assistance Corp., (South Nassau Communities Hospital), 5.00%, 7/1/37	1,000	1,079,780
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,086,750
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(2)	800	890,056
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(2)	100	108,779
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.125%, 12/1/29	415	434,538
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	835	875,339
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,065	1,170,584
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	185	206,086

		$8,042,994

Housing — 9.1%
New York City Housing Development Corp., MFMR, 3.45%, 11/1/37	$1,000	$1,003,300
New York City Housing Development Corp., MFMR, 3.75%, 11/1/40	500	511,005
New York City Housing Development Corp., MFMR, 3.95%, 11/1/36	750	783,675
New York Housing Finance Agency, 3.80%, 11/1/35	650	671,496
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,043,140
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,628,517
New York Mortgage Agency, 3.90%, 10/1/36	480	496,507

		$7,137,640

Industrial Development Revenue — 7.7%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,038,620
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)	500	440,225
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	1,075	1,073,602

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$1,000	$1,265,810
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	300	394,422
Niagara Area Development Corp., (Covanta Energy), (AMT), 5.25%, 11/1/42(2)	1,800	1,801,188

		$6,013,867

Insured – Education — 2.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,593,425

		$1,593,425

Insured – Electric Utilities — 1.8%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$1,365	$1,440,239

		$1,440,239

Insured – General Obligations — 2.3%
Oyster Bay, (AGM), 4.00%, 8/1/28	$1,680	$1,793,938

		$1,793,938

Insured – Other Revenue — 5.1%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,710,283
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	2,252,213

		$3,962,496

Insured – Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,475	$442,307

		$442,307

Insured – Transportation — 3.0%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	$1,000	$1,041,050
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/46	1,250	1,293,087

		$2,334,137

Other Revenue — 8.3%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$1,889,004

26	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	$1,000	$1,027,080
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(2)	1,300	1,398,553
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,154,480

		$6,469,117

Senior Living / Life Care — 9.1%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.00%, 11/1/24	$80	$93,278
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	205	243,763
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/26	225	269,366
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/36	530	603,924
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/29	830	937,817
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	855	962,867
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	280	291,844
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	120	124,528
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	985,925
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.00%, 7/1/34	100	100,328
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	236,249
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	235,338
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,830	1,977,791

		$7,063,018

Special Tax Revenue — 20.6%
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/43	$500	$534,710
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	1,185	1,313,655
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	915	1,014,616
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/36	1,500	1,607,265

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	$1,000	$1,101,130
New York Dormitory Authority, Personal Income Tax Revenue, Prerefunded to 3/15/19, 5.25%, 3/15/38	1,000	1,046,970
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	2,380	2,681,332
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	6,792,660

		$16,092,338

Transportation — 12.7%
Metropolitan Transportation Authority, 5.00%, 11/15/38	$1,500	$1,689,030
New York Thruway Authority, 5.00%, 1/1/37	695	769,010
New York Thruway Authority, 5.00%, 1/1/42	1,000	1,104,030
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	1,665	1,894,171
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/44	500	562,590
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,002,217
Triborough Bridge and Tunnel Authority, Subseries 2008B-3, 5.00%, 11/15/38	680	795,423
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/42	250	294,135
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	1,715	1,780,376

		$9,890,982

Water and Sewer — 3.6%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$348,063
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	2,385	2,441,954

		$2,790,017

Total Tax-Exempt Municipal Securities — 155.3% (identified cost $111,707,351)		$121,137,415

Taxable Municipal Securities — 2.0%

Security	Principal Amount (000’s omitted)	Value

Education — 2.0%
New York Dormitory Authority, (New York University), 3.998%, 7/1/39	$1,500	$1,544,280

Total Taxable Municipal Securities — 2.0% (identified cost $1,522,299)		$1,544,280

27	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2017

Portfolio of Investments — continued

Corporate Bonds & Notes — 2.4%

Security	Principal Amount (000’s omitted)	Value

Hospital — 2.4%
NYU Hospitals Center, 4.168%, 7/1/37	$1,500	$1,538,800
NYU Hospitals Center, 4.368%, 7/1/47	315	335,741

Total Corporate Bonds & Notes — 2.4% (identified cost $1,835,847)		$1,874,541

Miscellaneous — 0.9%

Security	Units	Value

Real Estate — 0.9%
CMS Liquidating Trust(2)(3)(4)	257	$723,655

Total Miscellaneous — 0.9% (identified cost $822,400)		$723,655

Total Investments — 160.6% (identified cost $115,887,897)		$125,279,891

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (5.3)%		$(4,126,233)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (37.8)%		$(29,480,058)

Other Assets, Less Liabilities — (17.5)%		$(13,647,990)

Net Assets Applicable to Common Shares — 100.0%		$78,025,610

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2017, 9.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 3.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2017, the aggregate value of these securities is $6,436,058 or 8.2% of the Trust’s net assets applicable to common shares.

(3)	Non-income producing.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FNMA	–	Federal National Mortgage Association
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

28	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

November 30, 2017

Portfolio of Investments

Tax-Exempt Investments — 154.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.9%
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$705	$802,008

		$802,008

Education — 19.9%
Bowling Green State University, 5.00%, 6/1/42	$315	$359,988
Kent State University, 5.00%, 5/1/30	450	531,459
Miami University, 4.00%, 9/1/39	500	524,685
Miami University, 5.00%, 9/1/33	1,000	1,106,080
Ohio Higher Educational Facility Commission, (Denison University), 5.00%, 11/1/42	1,050	1,215,406
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	285	303,243
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	400	429,020
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	565,615
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/42	500	576,400
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,037,610
Ohio State University, 5.00%, 12/1/28	480	594,706
Ohio State University, 5.00%, 12/1/30	545	676,176
University of Cincinnati, 5.00%, 6/1/34	500	540,925

		$8,461,313

Electric Utilities — 5.0%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$470	$519,289
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	765	797,566
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	225	257,477
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	558,725

		$2,133,057

Escrowed / Prerefunded — 20.3%
Barberton City School District, Prerefunded to 6/1/18, 4.50%, 12/1/33	$900	$914,157
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	1,750	1,838,410
Central Ohio Solid Waste Authority, Prerefunded to 9/1/18, 5.125%, 9/1/27	1,025	1,054,130

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	$155	$167,181
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	170	183,775
Huber Heights City School District, Prerefunded to 12/1/19, 4.75%, 12/1/25	595	631,236
Montgomery County, (Catholic Health Initiatives), Prerefunded to 5/1/19, 5.50%, 5/1/34	175	184,440
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), Prerefunded to 1/1/19, 5.50%, 1/1/39	1,000	1,041,830
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	155	167,955
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.25%, 7/1/44	850	926,372
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	350	384,276
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	20	25,329
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), Prerefunded to 12/1/20, 5.25%, 12/1/37	1,000	1,105,280

		$8,624,371

General Obligations — 5.1%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$335	$376,982
Lakewood City School District, 5.00%, 11/1/39	400	449,652
Oregon City School District, 4.00%, 12/1/30	1,250	1,352,738

		$2,179,372

Hospital — 22.6%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$1,075	$1,173,051
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	560	626,187
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	543,090
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/32	765	914,848
Franklin County, (Nationwide Children’s Hospital), Prerefunded to 11/1/19, 5.00%, 11/1/34	800	850,440
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	286,838
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	859,170
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	315	323,426

29	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

November 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	$500	$553,680
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	884,696
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	325	339,368
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/43	975	1,021,137
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	205	220,363
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	637,608
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	185,442
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/43	90	93,329
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/43	80	86,194

		$9,598,867

Housing — 5.8%
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), (GNMA), 5.25%, 4/20/48	$2,430	$2,457,362

		$2,457,362

Industrial Development Revenue — 1.3%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$556,709

		$556,709

Insured – Education — 2.1%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$800,078
Kent State University, (AGC), 5.00%, 5/1/26	85	88,898

		$888,976

Insured – Electric Utilities — 12.1%
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	$710	$524,889
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	2,000	878,620
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	674,323
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,398,200
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	303,673
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	200	194,294
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	143,431

		$5,117,430

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 19.0%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,049,480
Brooklyn City School District, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/38	555	609,396
Buckeye Valley Local School District, (AGC), Prerefunded to 12/1/18, 5.00%, 12/1/36	500	518,120
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/26	915	958,664
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	425	445,281
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,750	1,817,707
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	150	152,763
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	510	519,394
University of Akron, Series 2008A, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	1,500	1,504,260
University of Akron, Series 2008B, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	180	180,511
University of Akron, Series 2008B, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	320	320,909

		$8,076,485

Insured – General Obligations — 6.9%
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	$2,455	$1,650,423
Cincinnati School District, (NPFG), 5.25%, 12/1/30	1,000	1,266,540

		$2,916,963

Insured – Hospital — 4.7%
Lorain County, (Catholic Healthcare Partners), (AGM), 5.00%, 2/1/29(1)	$1,940	$1,971,932

		$1,971,932

Insured – Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$540	$96,503

		$96,503

Insured – Transportation — 8.9%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$657,270
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/39	140	156,325
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,167,100
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,225,690
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	590	565,020

		$3,771,405

30	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

November 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 1.6%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$665	$668,624

		$668,624

Other Revenue — 3.4%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$940	$942,012
Summit County Port Authority, 5.00%, 12/1/31	445	501,132

		$1,443,144

Senior Living / Life Care — 3.9%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$650	$691,099
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	404,194
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	230	254,090
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	321,079

		$1,670,462

Special Tax Revenue — 7.5%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$250	$278,595
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	500	557,190
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	180	207,195
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	332,917
Hamilton County, Sales Tax Revenue, 5.00%, 12/1/29	1,500	1,790,970

		$3,166,867

Transportation — 0.6%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$690	$269,907

		$269,907

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 1.3%
Hamilton County, Sewer System, 5.00%, 12/1/38	$500	$567,665

		$567,665

Total Tax-Exempt Investments — 154.1% (identified cost $60,718,112)		$65,439,422

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (10.2)%		$(4,325,377)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (43.1)%		$(18,317,202)

Other Assets, Less Liabilities — (0.8)%		$(336,292)

Net Assets Applicable to Common Shares — 100.0%		$42,460,551

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2017, 35.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 16.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.

31	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2017

Portfolio of Investments

Tax-Exempt Municipal Securities — 158.0%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.3%
Northampton County Industrial Development Authority, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$378	$113,437

		$113,437

Education — 32.2%
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	$500	$524,835
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,258,524
Delaware County Authority, (Villanova University), 4.00%, 8/1/45	1,000	1,038,750
Lehigh County General Purpose Authority, (Muhlenberg College), 5.00%, 2/1/32	830	966,377
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	854,145
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/24	45	52,139
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/25	65	75,878
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/26	215	251,933
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/27	90	104,543
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/30	130	148,183
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/31	110	124,752
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/40	205	227,015
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/27	625	726,544
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/34	470	534,150
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	472,199
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/42	600	654,306
Pennsylvania State University, 5.00%, 9/1/34	750	884,768
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/30	600	698,658
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	828,735
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	288,088
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	615,486

		$11,330,008

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 25.2%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,179,181
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/27	395	416,500
Chester County Health and Education Facilities Authority, (Jefferson Health System), Prerefunded to 5/15/20, 5.00%, 5/15/40	555	600,105
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	435	445,971
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	30	30,767
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	315	322,944
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	220	225,548
Dauphin County General Authority, (Pinnacle Health System), Prerefunded to 6/1/19, 6.00%, 6/1/29	360	383,476
Northampton County General Purpose Authority, (Lehigh University), Prerefunded to 5/15/19, 5.00%, 11/15/39	500	524,515
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), Prerefunded to 3/1/20, 5.00%, 3/1/40	625	671,162
Pennsylvania Turnpike Commission, Prerefunded to 6/1/18, 5.625%, 6/1/29	750	766,110
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	515	542,913
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	420	442,764
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	65	68,523
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	495	547,024
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	385	425,464
Philadelphia School District, Prerefunded to 9/1/18, 6.00%, 9/1/38	985	1,018,963
Philadelphia School District, Prerefunded to 9/1/18, 6.00%, 9/1/38	15	15,512
Philadelphia, Gas Works Revenue, Prerefunded to 8/1/20, 5.25%, 8/1/40	235	256,782

		$8,884,224

General Obligations — 8.7%
Chester County, 4.00%, 7/15/29	$750	$844,110
Chester County, 5.00%, 7/15/27	105	110,698
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,264,330
West York Area School District, 5.00%, 4/1/33	750	835,388

		$3,054,526

32	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 25.4%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$531,625
Berks County Industrial Development Authority, (Tower Health), 5.00%, 11/1/37	800	906,168
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	195	210,932
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	390	417,234
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	518,240
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	235	243,293
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	800,445
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital Obligated Group), 5.00%, 6/1/31	1,095	1,198,258
Montgomery County Higher Education and Health Authority, (Holy Redeemer Health System), 5.00%, 10/1/27	500	553,795
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	269,940
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/37(2)	500	577,940
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	724,903
Philadelphia Hospitals and Higher Education Facilities Authority, (Temple University Health System Obligated Group), 5.00%, 7/1/34	455	501,155
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	274,033
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/34	1,085	1,216,469

		$8,944,430

Housing — 0.5%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$187,848

		$187,848

Industrial Development Revenue — 9.6%
Delaware County Industrial Development Authority, (Covanta), 5.00%, 7/1/43(3)	$750	$755,730
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	200	213,762
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	764,070
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	263,890

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	$1,115	$1,387,350

		$3,384,802

Insured – Education — 3.6%
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/29	$375	$379,403
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/32	875	885,272

		$1,264,675

Insured – Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,080	$999,389

		$999,389

Insured – Escrowed / Prerefunded — 11.2%
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), Prerefunded to 7/1/18, 5.00%, 7/1/35	$1,440	$1,484,784
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), Prerefunded to 4/1/18, 5.50%, 10/1/37	500	506,840
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,937,800

		$3,929,424

Insured – General Obligations — 3.2%
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	$750	$837,007
Luzerne County, (AGM), 5.00%, 11/15/29	250	285,498

		$1,122,505

Insured – Hospital — 0.9%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$307,630

		$307,630

Insured – Lease Revenue / Certificates of Participation — 4.9%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$520,585
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,201,704

		$1,722,289

33	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 2.5%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$610	$653,359
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,235	220,707

		$874,066

Insured – Transportation — 10.0%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$525	$526,512
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,008,126
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,800	1,969,416

		$3,504,054

Insured – Water and Sewer — 1.5%
Bucks County Water and Sewer Authority, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/35	$500	$539,865

		$539,865

Senior Living / Life Care — 0.3%
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	$100	$111,879

		$111,879

Transportation — 9.6%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$493,207
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	302,108
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	450	478,098
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	550	607,805
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	410	450,840
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	970	1,060,734

		$3,392,792

Utilities — 1.1%
Philadelphia, Gas Works Revenue, 5.25%, 8/1/40	$365	$392,211

		$392,211

Water and Sewer — 4.5%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$765,337
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	808,845

		$1,574,182

Total Tax-Exempt Municipal Securities — 158.0% (identified cost $53,075,224)		$55,634,236

Taxable Municipal Securities — 0.0%(4)

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(4)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$47	$14,181

Total Taxable Municipal Securities — 0.0%(4) (identified cost $47,269)		$14,181

Total Investments — 158.0% (identified cost $53,122,493)		$55,648,417

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (11.9)%		$(4,200,335)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (48.0)%		$(16,897,058)

Other Assets, Less Liabilities — 1.9%		$668,453

Net Assets Applicable to Common Shares — 100.0%		$35,219,477

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2017, 25.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 12.2% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	When-issued security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2017, the aggregate value of these securities is $755,730 or 2.1% of the Trust’s net assets applicable to common shares.

(4)	Amount is less than 0.05%.

34	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2017

Portfolio of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	10	Short	Mar-18	$(1,517,188)	$15,919

					$15,919

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Statements of Assets and Liabilities

	November 30, 2017
Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Investments —
Identified cost	$145,771,148	$56,877,833	$44,049,717	$95,110,948
Unrealized appreciation	9,417,418	4,099,261	2,450,325	4,366,192
Investments, at value	$155,188,566	$60,977,094	$46,500,042	$99,477,140
Cash	$456,161	$—	$196,886	$11,588
Deposits for derivatives collateral — financial futures contracts	—	—	—	81,000
Interest receivable	1,626,614	768,542	520,694	1,466,632
Receivable for variation margin on open financial futures contracts	—	—	—	14,063
Total assets	$157,271,341	$61,745,636	$47,217,622	$101,050,423

Liabilities
Payable for floating rate notes issued (net of unamortized deferred debt issuance costs of $8,209, $0, $0 and $0, respectively)	$7,336,866	$915,615	$—	$5,330,575
Institutional MuniFund Term Preferred Shares, at liquidation value (net of unamortized deferred offering costs of $178,764, $76,530, $74,436 and $118,209, respectively)	46,796,236	16,723,470	16,775,564	28,881,791
Due to custodian	—	12,719	—	—
Payable to affiliates:
Investment adviser fee	75,515	20,402	22,623	48,047
Administration fee	26,040	10,201	7,801	16,568
Trustees’ fees	1,518	643	510	992
Interest expense and fees payable	17,642	3,899	—	12,691
Accrued expenses	87,224	57,892	53,786	74,563
Total liabilities	$54,341,041	$17,744,841	$16,860,284	$34,365,227
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$3,000,396	$3,250,259	$650,004	$4,425,448
Net assets applicable to common shares	$99,929,904	$40,750,536	$29,707,334	$62,259,748

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$72,546	$27,370	$20,130	$45,982
Additional paid-in capital	95,951,968	38,516,454	27,597,562	64,419,708
Accumulated net realized loss	(5,673,520)	(2,088,260)	(476,252)	(6,878,713)
Accumulated undistributed net investment income	161,492	195,711	115,569	258,823
Net unrealized appreciation	9,417,418	4,099,261	2,450,325	4,413,948
Net assets applicable to common shares	$99,929,904	$40,750,536	$29,707,334	$62,259,748

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	120	130	26	177

Institutional MuniFund Term Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,879	672	674	1,160

Common Shares Outstanding	7,254,575	2,737,021	2,012,994	4,598,158

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$13.77	$14.89	$14.76	$13.54

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Statements of Assets and Liabilities — continued

	November 30, 2017
Assets	New York Trust	Ohio Trust	Pennsylvania Trust
Investments —
Identified cost	$115,887,897	$60,718,112	$53,122,493
Unrealized appreciation	9,391,994	4,721,310	2,525,924
Investments, at value	$125,279,891	$65,439,422	$55,648,417
Cash	$620,550	$—	$520,657
Deposits for derivatives collateral — financial futures contracts	—	—	27,000
Interest receivable	1,527,384	942,785	786,720
Receivable for investments sold	650,000	505,000	—
Receivable for variation margin on open financial futures contracts	—	—	4,688
Total assets	$128,077,825	$66,887,207	$56,987,482

Liabilities
Payable for floating rate notes issued	$16,246,277	$1,456,043	$—
Institutional MuniFund Term Preferred Shares, at liquidation value (net of unamortized deferred offering costs of $119,942, $82,798 and $77,942, respectively)	29,480,058	18,317,202	16,897,058
Payable for when-issued securities	—	—	573,890
Due to custodian	—	217,670	—
Payable to affiliates:
Investment adviser fee	40,536	31,657	27,027
Administration fee	20,268	10,916	9,320
Trustees’ fees	1,197	687	598
Interest expense and fees payable	58,852	8,206	—
Accrued expenses	78,794	58,898	59,777
Total liabilities	$45,925,982	$20,101,279	$17,567,670
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$4,126,233	$4,325,377	$4,200,335
Net assets applicable to common shares	$78,025,610	$42,460,551	$35,219,477

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$54,758	$28,572	$26,010
Additional paid-in capital	75,050,051	38,715,847	36,113,901
Accumulated net realized loss	(6,700,032)	(1,209,218)	(3,594,705)
Accumulated undistributed net investment income	228,839	204,040	132,428
Net unrealized appreciation	9,391,994	4,721,310	2,541,843
Net assets applicable to common shares	$78,025,610	$42,460,551	$35,219,477

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	165	173	168

Institutional MuniFund Term Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,184	736	679

Common Shares Outstanding	5,475,751	2,857,157	2,601,014

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.25	$14.86	$13.54

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Statements of Operations

	Year Ended November 30, 2017
Investment Income	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Interest	$6,402,151	$2,473,862	$1,953,215	$4,435,574
Total investment income	$6,402,151	$2,473,862	$1,953,215	$4,435,574

Expenses
Investment adviser fee	$931,998	$248,012	$277,665	$589,959
Administration fee	317,982	124,006	94,741	201,294
Trustees’ fees and expenses	9,500	4,015	3,188	6,228
Custodian fee	52,635	29,182	25,690	40,373
Transfer and dividend disbursing agent fees	18,000	18,000	18,540	18,535
Legal and accounting services	51,946	39,007	35,559	44,597
Printing and postage	12,923	8,033	8,007	9,864
Interest expense and fees	1,327,950	447,449	430,412	815,568
Auction preferred shares service fee	2,415	2,760	507	3,474
Miscellaneous	79,178	68,167	67,470	72,424
Total expenses	$2,804,527	$988,631	$961,779	$1,802,316

Net investment income	$3,597,624	$1,485,231	$991,436	$2,633,258

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(50,070)	$(96,915)	$27,235	$333,199
Extinguishment of debt	(11,368)	—	—	—
Financial futures contracts	(257,938)	(128,876)	—	(183,027)
Net realized gain (loss)	$(319,376)	$(225,791)	$27,235	$150,172
Change in unrealized appreciation (depreciation) —
Investments	$1,684,686	$1,116,185	$466,360	$297,925
Financial futures contracts	(37,583)	(18,816)	—	23,214
Net change in unrealized appreciation (depreciation)	$1,647,103	$1,097,369	$466,360	$321,139

Net realized and unrealized gain	$1,327,727	$871,578	$493,595	$471,311

Distributions to auction preferred shareholders
From net investment income	$(40,183)	$(43,282)	$(8,726)	$(58,437)

Net increase in net assets from operations	$4,885,168	$2,313,527	$1,476,305	$3,046,132

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Statements of Operations — continued

	Year Ended November 30, 2017
Investment Income	New York Trust	Ohio Trust	Pennsylvania Trust
Interest	$5,504,204	$2,841,300	$2,499,472
Total investment income	$5,504,204	$2,841,300	$2,499,472

Expenses
Investment adviser fee	$628,451	$390,106	$334,144
Administration fee	246,286	133,102	114,006
Trustees’ fees and expenses	7,480	4,285	3,735
Custodian fee	44,479	29,988	27,888
Transfer and dividend disbursing agent fees	18,000	18,625	18,625
Legal and accounting services	48,359	36,020	38,325
Printing and postage	11,529	8,912	8,457
Interest expense and fees	981,833	497,068	433,104
Auction preferred shares service fee	3,240	3,645	3,421
Miscellaneous	74,759	72,371	71,033
Total expenses	$2,064,416	$1,194,122	$1,052,738

Net investment income	$3,439,788	$1,647,178	$1,446,734

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$21,434	$192,631	$62,356
Financial futures contracts	(162,497)	—	(61,009)
Net realized gain (loss)	$(141,063)	$192,631	$1,347
Change in unrealized appreciation (depreciation) —
Investments	$929,072	$(97,951)	$(451,860)
Financial futures contracts	(23,724)	—	7,738
Net change in unrealized appreciation (depreciation)	$905,348	$(97,951)	$(444,122)

Net realized and unrealized gain (loss)	$764,285	$94,680	$(442,775)

Distributions to auction preferred shareholders
From net investment income	$(54,767)	$(57,593)	$(55,934)

Net increase in net assets from operations	$4,149,306	$1,684,265	$948,025

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Statements of Changes in Net Assets

	Year Ended November 30, 2017
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$3,597,624	$1,485,231	$991,436	$2,633,258
Net realized gain (loss)	(319,376)	(225,791)	27,235	150,172
Net change in unrealized appreciation (depreciation)	1,647,103	1,097,369	466,360	321,139
Distributions to auction preferred shareholders —
From net investment income	(40,183)	(43,282)	(8,726)	(58,437)
Net increase in net assets from operations	$4,885,168	$2,313,527	$1,476,305	$3,046,132
Distributions to common shareholders —
From net investment income	$(3,588,113)	$(1,424,893)	$(977,711)	$(2,551,978)
Total distributions to common shareholders	$(3,588,113)	$(1,424,893)	$(977,711)	$(2,551,978)

Net increase in net assets	$1,297,055	$888,634	$498,594	$494,154

Net Assets Applicable to Common Shares
At beginning of year	$98,632,849	$39,861,902	$29,208,740	$61,765,594
At end of year	$99,929,904	$40,750,536	$29,707,334	$62,259,748

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$161,492	$195,711	$115,569	$258,823

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2017
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$3,439,788	$1,647,178	$1,446,734
Net realized gain (loss)	(141,063)	192,631	1,347
Net change in unrealized appreciation (depreciation)	905,348	(97,951)	(444,122)
Distributions to auction preferred shareholders —
From net investment income	(54,767)	(57,593)	(55,934)
Net increase in net assets from operations	$4,149,306	$1,684,265	$948,025
Distributions to common shareholders —
From net investment income	$(3,313,377)	$(1,662,294)	$(1,344,984)
Total distributions to common shareholders	$(3,313,377)	$(1,662,294)	$(1,344,984)

Net increase (decrease) in net assets	$835,929	$21,971	$(396,959)

Net Assets Applicable to Common Shares
At beginning of year	$77,189,681	$42,438,580	$35,616,436
At end of year	$78,025,610	$42,460,551	$35,219,477

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$228,839	$204,040	$132,428

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2016
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$4,253,334	$1,565,863	$1,167,069	$2,921,349
Net realized gain	481,808	65,132	133,431	191,541
Net change in unrealized appreciation (depreciation)	(5,485,413)	(2,354,034)	(1,258,353)	(3,100,358)
Distributions to auction preferred shareholders —
From net investment income	(61,878)	(36,943)	(19,799)	(55,468)
Discount on redemption and repurchase of auction preferred shares	2,113,875	756,000	758,250	1,305,000
Net increase (decrease) in net assets from operations	$1,301,726	$(3,982)	$780,598	$1,262,064
Distributions to common shareholders —
From net investment income	$(4,400,974)	$(1,612,281)	$(1,249,135)	$(2,941,295)
Total distributions to common shareholders	$(4,400,974)	$(1,612,281)	$(1,249,135)	$(2,941,295)

Net decrease in net assets	$(3,099,248)	$(1,616,263)	$(468,537)	$(1,679,231)

Net Assets Applicable to Common Shares
At beginning of year	$101,732,097	$41,478,165	$29,677,277	$63,444,825
At end of year	$98,632,849	$39,861,902	$29,208,740	$61,765,594

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$91,000	$95,054	$74,564	$109,573

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2016
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$3,642,755	$1,856,911	$1,614,407
Net realized gain	70,655	352,619	122,890
Net change in unrealized appreciation (depreciation)	(3,672,486)	(2,023,226)	(1,346,307)
Distributions to auction preferred shareholders —
From net investment income	(54,888)	(46,115)	(43,467)
Discount on redemption and repurchase of auction preferred shares	1,332,000	828,000	763,875
Net increase in net assets from operations	$1,318,036	$968,189	$1,111,398
Distributions to common shareholders —
From net investment income	$(3,651,943)	$(1,974,158)	$(1,621,035)
Total distributions to common shareholders	$(3,651,943)	$(1,974,158)	$(1,621,035)
Capital share transactions —
Reinvestment of distributions to common shareholders	$6,051	$—	$—
Net increase in net assets from capital share transactions	$6,051	$—	$—

Net decrease in net assets	$(2,327,856)	$(1,005,969)	$(509,637)

Net Assets Applicable to Common Shares
At beginning of year	$79,517,537	$43,444,549	$36,126,073
At end of year	$77,189,681	$42,438,580	$35,616,436

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$90,060	$240,236	$51,856

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Statements of Cash Flows

	Year Ended November 30, 2017
Cash Flows From Operating Activities	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Net increase in net assets from operations	$4,885,168	$2,313,527	$1,476,305	$3,046,132
Distributions to auction preferred shareholders	40,183	43,282	8,726	58,437
Net increase in net assets from operations excluding distributions to auction preferred shareholders	$4,925,351	$2,356,809	$1,485,031	$3,104,569
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(29,392,575)	(11,318,322)	(6,637,943)	(13,565,647)
Investments sold	32,969,346	11,901,860	5,618,744	13,037,777
Net amortization/accretion of premium (discount)	(84,212)	158,979	173,196	(140,989)
Amortization of deferred debt issuance costs	915	—	—	—
Amortization of deferred offering costs on Institutional MuniFund Term Preferred Shares	101,821	43,592	42,394	67,327
Decrease in deposits for derivatives collateral — financial futures contracts	183,000	102,000	—	51,000
Decrease (increase) in interest receivable	103,009	16,947	(3,315)	(941)
Decrease in receivable for variation margin on open financial futures contracts	66,053	34,500	—	30,937
Decrease in payable to affiliate for investment adviser fee	(3,394)	(298)	(684)	(1,805)
Decrease in payable to affiliate for administration fee	(484)	(149)	(33)	(189)
Increase (decrease) in payable to affiliate for Trustees’ fees	(12)	(9)	—	15
Increase (decrease) in interest expense and fees payable	(366)	(3,219)	(135)	1,806
Increase in accrued expenses	1,739	108	251	1,794
Net change in unrealized (appreciation) depreciation from investments	(1,684,686)	(1,116,185)	(466,360)	(297,925)
Net realized (gain) loss from investments	50,070	96,915	(27,235)	(333,199)
Net realized loss on extinguishment of debt	11,368	—	—	—
Net cash provided by operating activities	$7,246,943	$2,273,528	$183,911	$1,954,530

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(3,588,113)	$(1,424,893)	$(977,711)	$(2,551,978)
Cash distributions paid to auction preferred shareholders	(39,905)	(43,031)	(8,771)	(58,162)
Repayment of secured borrowings	(4,500,000)	(1,005,000)	—	—
Increase in due to custodian	—	12,719	—	—
Net cash used in financing activities	$(8,128,018)	$(2,460,205)	$(986,482)	$(2,610,140)

Net decrease in cash	$(881,075)	$(186,677)	$(802,571)	$(655,610)

Cash at beginning of year	$1,337,236	$186,677	$999,457	$667,198

Cash at end of year	$456,161	$—	$196,886	$11,588

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on floating rate notes issued and Institutional MuniFund Term Preferred Shares	$1,225,581	$407,076	$388,152	$746,435

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Statements of Cash Flows — continued

	Year Ended November 30, 2017
Cash Flows From Operating Activities	New York Trust	Ohio Trust	Pennsylvania Trust
Net increase in net assets from operations	$4,149,306	$1,684,265	$948,025
Distributions to auction preferred shareholders	54,767	57,593	55,934
Net increase in net assets from operations excluding distributions to auction preferred shareholders	$4,204,073	$1,741,858	$1,003,959
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(24,336,032)	(6,675,037)	(4,582,161)
Investments sold	24,655,941	6,171,218	4,994,861
Net amortization/accretion of premium (discount)	34,029	(82,516)	49,913
Amortization of deferred offering costs on Institutional MuniFund Term Preferred Shares	68,321	47,162	44,395
Decrease in deposits for derivatives collateral — financial futures contracts	128,250	—	17,000
Decrease (increase) in interest receivable	(36,521)	11,240	26,098
Decrease in receivable for variation margin on open financial futures contracts	43,500	—	10,312
Decrease in payable to affiliate for investment adviser fee	(20,249)	(1,256)	(1,215)
Decrease in payable to affiliate for administration fee	(164)	(147)	(173)
Increase (decrease) in payable to affiliate for Trustees’ fees	(3)	5	(4)
Increase (decrease) in interest expense and fees payable	9,901	656	(136)
Increase (decrease) in accrued expenses	2,195	1,961	(88)
Net change in unrealized (appreciation) depreciation from investments	(929,072)	97,951	451,860
Net realized gain from investments	(21,434)	(192,631)	(62,356)
Net cash provided by operating activities	$3,802,735	$1,120,464	$1,952,265

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(3,313,377)	$(1,662,294)	$(1,344,984)
Cash distributions paid to auction preferred shareholders	(54,178)	(57,328)	(55,609)
Increase (decrease) in due to custodian	—	217,670	(31,015)
Net cash used in financing activities	$(3,367,555)	$(1,501,952)	$(1,431,608)

Net increase (decrease) in cash	$435,180	$(381,488)	$520,657

Cash at beginning of year	$185,370	$381,488	$—

Cash at end of year	$620,550	$—	$520,657

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on floating rate notes issued and Institutional MuniFund Term Preferred Shares	$903,611	$449,250	$388,845

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Year Ended November 30,
	2017	2016		2015	2014	2013
Net asset value — Beginning of year (Common shares)	$13.600	$14.020		$14.080	$12.580	$14.660

Income (Loss) From Operations
Net investment income(1)	$0.496	$0.586		$0.737	$0.756	$0.756
Net realized and unrealized gain (loss)	0.175	(0.681)		(0.057)	1.507	(2.028)
Distributions to APS shareholders
From net investment income(1)	(0.006)	(0.009)		(0.009)	(0.007)	(0.012)
Discount on redemption and repurchase of APS(1)	—	0.291		—	—	—

Total income (loss) from operations	$0.665	$0.187		$0.671	$2.256	$(1.284)

Less Distributions to Common Shareholders
From net investment income	$(0.495)	$(0.607)		$(0.731)	$(0.757)	$(0.796)

Total distributions to common shareholders	$(0.495)	$(0.607)		$(0.731)	$(0.757)	$(0.796)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—	$—		$—	$0.001	$—

Net asset value — End of year (Common shares)	$13.770	$13.600		$14.020	$14.080	$12.580

Market value — End of year (Common shares)	$12.060	$12.260		$12.900	$12.670	$11.060

Total Investment Return on Net Asset Value(2)	5.33%	1.38	%(3)	5.28%	19.06%	(8.69)%

Total Investment Return on Market Value(2)	2.34%	(0.68)%		7.65%	21.86%	(19.84)%

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Trust
	Year Ended November 30,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Net assets applicable to common shares, end of year (000’s omitted)	$99,930	$98,633	$101,732	$102,129	$91,333
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.46%	1.50%	1.54%	1.60%	1.66%
Interest and fee expense(6)	1.32%	0.87%	0.08%	0.09%	0.10%
Total expenses(5)	2.78%	2.37%	1.62%	1.69%	1.76%
Net investment income	3.57%	4.05%	5.26%	5.64%	5.64%
Portfolio Turnover	19%	12%	9%	11%	8%
Senior Securities:
Total preferred shares outstanding(7)	1,999	1,999	1,999	1,999	1,999
Asset coverage per preferred share(8)	$74,990	$74,341	$75,892	$76,091	$70,690
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been (0.80)%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(7)	Preferred shares represent iMTP Shares and APS as of November 30, 2017 and 2016 and APS as of November 30, 2015, 2014 and 2013.

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.98%	1.01%	1.04%	1.06%	1.09%
Interest and fee expense	0.88%	0.59%	0.05%	0.06%	0.07%
Total expenses	1.86%	1.60%	1.09%	1.12%	1.16%
Net investment income	2.39%	2.74%	3.53%	3.73%	3.73%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Year Ended November 30,
	2017	2016		2015	2014	2013
Net asset value — Beginning of year (Common shares)	$14.560	$15.150		$15.140	$13.730	$16.200

Income (Loss) From Operations
Net investment income(1)	$0.543	$0.572		$0.710	$0.726	$0.750
Net realized and unrealized gain (loss)	0.324	(0.836)		(0.008)	1.390	(2.432)
Distributions to APS shareholders
From net investment income(1)	(0.016)	(0.013)		(0.010)	(0.008)	(0.012)
Discount on redemption and repurchase of APS(1)	—	0.276		—	—	—

Total income (loss) from operations	$0.851	$(0.001)		$0.692	$2.108	$(1.694)

Less Distributions to Common Shareholders
From net investment income	$(0.521)	$(0.589)		$(0.686)	$(0.703)	$(0.776)

Total distributions to common shareholders	$(0.521)	$(0.589)		$(0.686)	$(0.703)	$(0.776)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—	$—		$0.004	$0.005	$—

Net asset value — End of year (Common shares)	$14.890	$14.560		$15.150	$15.140	$13.730

Market value — End of year (Common shares)	$13.120	$13.330		$14.020	$13.310	$11.970

Total Investment Return on Net Asset Value(2)	6.28%	0.05	%(3)	5.21%	16.30%	(10.34)%

Total Investment Return on Market Value(2)	2.29%	(1.02)%		10.75%	17.27%	(22.55)%

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Year Ended November 30,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Net assets applicable to common shares, end of year (000’s omitted)	$40,751	$39,862	$41,478	$41,527	$37,774
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.33%	1.59%	1.62%	1.68%	1.73%
Interest and fee expense(6)	1.09%	0.72%	0.05%	0.05%	0.08%
Total expenses(5)	2.42%	2.31%	1.67%	1.73%	1.81%
Net investment income	3.63%	3.66%	4.70%	4.96%	5.12%
Portfolio Turnover	19%	12%	10%	2%	1%
Senior Securities:
Total preferred shares outstanding(7)	802	802	802	802	802
Asset coverage per preferred share(8)	$75,811	$74,703	$76,719	$76,780	$72,100
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been (1.85)%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(7)	Preferred shares represent iMTP Shares and APS as of November 30, 2017 and 2016 and APS as of November 30, 2015, 2014 and 2013.

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.89%	1.09%	1.10%	1.12%	1.16%
Interest and fee expense	0.73%	0.49%	0.03%	0.04%	0.05%
Total expenses	1.62%	1.58%	1.13%	1.16%	1.21%
Net investment income	2.44%	2.49%	3.17%	3.31%	3.42%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Year Ended November 30,
	2017	2016		2015	2014	2013
Net asset value — Beginning of year (Common shares)	$14.510	$14.740		$14.640	$12.910	$15.310

Income (Loss) From Operations
Net investment income(1)	$0.493	$0.580		$0.752	$0.730	$0.728
Net realized and unrealized gain (loss)	0.247	(0.556)		0.002	1.685	(2.365)
Distributions to APS shareholders
From net investment income(1)	(0.004)	(0.010)		(0.012)	(0.009)	(0.014)
Discount on redemption and repurchase of APS(1)	—	0.377		—	—	—

Total income (loss) from operations	$0.736	$0.391		$0.742	$2.406	$(1.651)

Less Distributions to Common Shareholders
From net investment income	$(0.486)	$(0.621)		$(0.709)	$(0.709)	$(0.749)

Total distributions to common shareholders	$(0.486)	$(0.621)		$(0.709)	$(0.709)	$(0.749)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—	$—		$0.067	$0.033	$—

Net asset value — End of year (Common shares)	$14.760	$14.510		$14.740	$14.640	$12.910

Market value — End of year (Common shares)	$12.920	$12.920		$12.730	$12.550	$11.000

Total Investment Return on Net Asset Value(2)	5.51%	2.98	%(3)	6.44%	20.18%	(10.49)%

Total Investment Return on Market Value(2)	3.72%	6.21%		7.19%	20.91%	(20.51)%

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Year Ended November 30,
Ratios/Supplemental Data	2017		2016		2015	2014	2013
Net assets applicable to common shares, end of year (000’s omitted)	$29,707		$29,209		$29,677	$30,496	$27,328
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.78%		1.81%		1.77%	1.87%	1.91%
Interest and fee expense	1.44	%(6)	0.94	%(6)	—	—	—
Total expenses(5)	3.22%		2.75%		1.77%	1.87%	1.91%
Net investment income	3.32%		3.78%		5.12%	5.24%	5.26%
Portfolio Turnover	10%		12%		4%	26%	11%
Senior Securities:
Total preferred shares outstanding(7)	700		700		700	700	700
Asset coverage per preferred share(8)	$67,439		$66,727		$67,396	$68,566	$64,040
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000		$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 0.31%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Interest and fee expense relates to iMTP Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(7)	Preferred shares represent iMTP Shares and APS as of November 30, 2017 and 2016 and APS as of November 30, 2015, 2014 and 2013.

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2017	2016	2015	2014	2013
Expenses excluding interest and fees	1.12%	1.16%	1.11%	1.17%	1.20%
Interest and fee expense	0.91%	0.60%	—	—	—
Total expenses	2.03%	1.76%	1.11%	1.17%	1.20%
Net investment income	2.09%	2.41%	3.23%	3.29%	3.29%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Year Ended November 30,
	2017	2016		2015	2014	2013
Net asset value — Beginning of year (Common shares)	$13.430	$13.800		$14.060	$12.960	$14.790

Income (Loss) From Operations
Net investment income(1)	$0.573	$0.635		$0.745	$0.748	$0.762
Net realized and unrealized gain (loss)	0.105	(0.637)		(0.293)	1.098	(1.792)
Distributions to APS shareholders
From net investment income(1)	(0.013)	(0.012)		(0.010)	(0.008)	(0.012)
Discount on redemption and repurchase of APS(1)	—	0.284		—	—	—

Total income (loss) from operations	$0.665	$0.270		$0.442	$1.838	$(1.042)

Less Distributions to Common Shareholders
From net investment income	$(0.555)	$(0.640)		$(0.728)	$(0.743)	$(0.788)

Total distributions to common shareholders	$(0.555)	$(0.640)		$(0.728)	$(0.743)	$(0.788)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—	$—		$0.026	$0.005	$—

Net asset value — End of year (Common shares)	$13.540	$13.430		$13.800	$14.060	$12.960

Market value — End of year (Common shares)	$11.750	$11.950		$12.320	$12.300	$11.440

Total Investment Return on Net Asset Value(2)	5.52%	2.13	%(3)	4.08%	15.20%	(6.96)%

Total Investment Return on Market Value(2)	2.91%	1.79%		6.21%	14.17%	(25.85)%

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Year Ended November 30,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Net assets applicable to common shares, end of year (000’s omitted)	$62,260	$61,766	$63,445	$65,624	$60,653
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.58%	1.60%	1.60%	1.64%	1.70%
Interest and fee expense(6)	1.30%	0.82%	0.04%	0.04%	0.08%
Total expenses(5)	2.88%	2.42%	1.64%	1.68%	1.78%
Net investment income	4.20%	4.46%	5.36%	5.47%	5.55%
Portfolio Turnover	12%	9%	8%	6%	16%
Senior Securities:
Total preferred shares outstanding(7)	1,337	1,337	1,337	1,337	1,337
Asset coverage per preferred share(8)	$71,567	$71,197	$72,453	$74,083	$70,365
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been (0.03)%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(7)	Preferred shares represent iMTP Shares and APS as of November 30, 2017 and 2016 and APS as of November 30, 2015, 2014 and 2013.

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2017	2016	2015	2014	2013
Expenses excluding interest and fees	1.03%	1.06%	1.06%	1.07%	1.12%
Interest and fee expense	0.85%	0.54%	0.02%	0.03%	0.05%
Total expenses	1.88%	1.60%	1.08%	1.10%	1.17%
Net investment income	2.74%	2.95%	3.53%	3.59%	3.65%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust
	Year Ended November 30,
	2017	2016		2015	2014	2013
Net asset value — Beginning of year (Common shares)	$14.100	$14.520		$14.590	$13.260	$15.540

Income (Loss) From Operations
Net investment income(1)	$0.628	$0.665		$0.814	$0.840	$0.845
Net realized and unrealized gain (loss)	0.137	(0.651)		(0.063)	1.359	(2.232)
Distributions to APS shareholders
From net investment income(1)	(0.010)	(0.010)		(0.008)	(0.007)	(0.010)
Discount on redemption and repurchase of APS(1)	—	0.243		—	—	—

Total income (loss) from operations	$0.755	$0.247		$0.743	$2.192	$(1.397)

Less Distributions to Common Shareholders
From net investment income	$(0.605)	$(0.667)		$(0.813)	$(0.862)	$(0.883)

Total distributions to common shareholders	$(0.605)	$(0.667)		$(0.813)	$(0.862)	$(0.883)

Net asset value — End of year (Common shares)	$14.250	$14.100		$14.520	$14.590	$13.260

Market value — End of year (Common shares)	$12.770	$13.040		$13.730	$13.730	$12.100

Total Investment Return on Net Asset Value(2)	5.84%	1.69	%(3)	5.63%	17.25%	(8.99)%

Total Investment Return on Market Value(2)	2.56%	(0.53)%		6.13%	20.92%	(20.09)%

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust
	Year Ended November 30,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Net assets applicable to common shares, end of year (000’s omitted)	$78,026	$77,190	$79,518	$79,860	$72,611
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.37%	1.52%	1.53%	1.60%	1.65%
Interest and fee expense(6)	1.25%	0.82%	0.14%	0.15%	0.16%
Total expenses(5)	2.62%	2.34%	1.67%	1.75%	1.81%
Net investment income	4.37%	4.43%	5.60%	5.96%	5.97%
Portfolio Turnover	18%	15%	7%	4%	10%
Senior Securities:
Total preferred shares outstanding(7)	1,349	1,349	1,349	1,349	1,349
Asset coverage per preferred share(8)	$82,841	$82,220	$83,946	$84,200	$78,826
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been (0.06)%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(7)	Preferred shares represent iMTP Shares and APS as of November 30, 2017 and 2016 and APS as of November 30, 2015, 2014 and 2013.

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.97%	1.08%	1.08%	1.11%	1.15%
Interest and fee expense	0.87%	0.58%	0.10%	0.11%	0.11%
Total expenses	1.84%	1.66%	1.18%	1.22%	1.26%
Net investment income	3.06%	3.14%	3.93%	4.15%	4.16%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Year Ended November 30,
	2017	2016		2015	2014	2013
Net asset value — Beginning of year (Common shares)	$14.850	$15.210		$15.150	$13.510	$15.850

Income (Loss) From Operations
Net investment income(1)	$0.577	$0.650		$0.771	$0.775	$0.764
Net realized and unrealized gain (loss)	0.035	(0.593)		0.031	1.605	(2.352)
Distributions to APS shareholders
From net investment income(1)	(0.020)	(0.016)		(0.011)	(0.009)	(0.013)
Discount on redemption and repurchase of APS(1)	—	0.290		—	—	—

Total income (loss) from operations	$0.592	$0.331		$0.791	$2.371	$(1.601)

Less Distributions to Common Shareholders
From net investment income	$(0.582)	$(0.691)		$(0.731)	$(0.731)	$(0.739)

Total distributions to common shareholders	$(0.582)	$(0.691)		$(0.731)	$(0.731)	$(0.739)

Net asset value — End of year (Common shares)	$14.860	$14.850		$15.210	$15.150	$13.510

Market value — End of year (Common shares)	$13.310	$13.580		$13.700	$13.620	$11.840

Total Investment Return on Net Asset Value(2)	4.37%	2.26	%(3)	5.91%	18.49%	(10.01)%

Total Investment Return on Market Value(2)	2.23%	3.83%		6.11%	21.55%	(25.59)%

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Year Ended November 30,
Ratios/Supplemental Data	2017		2016		2015	2014	2013
Net assets applicable to common shares, end of year (000’s omitted)	$42,461		$42,439		$43,445	$43,287	$38,588
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.62%		1.63%		1.61%	1.70%	1.76%
Interest and fee expense	1.15	%(6)	0.73	%(6)	—	—	—
Total expenses(5)	2.77%		2.36%		1.61%	1.70%	1.76%
Net investment income	3.83%		4.12%		5.09%	5.36%	5.33%
Portfolio Turnover	8%		5%		1%	9%	10%
Senior Securities:
Total preferred shares outstanding(7)	909		909		909	909	909
Asset coverage per preferred share(8)	$71,712		$71,687		$72,795	$72,621	$67,451
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000		$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 0.27%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(7)	Preferred shares represent iMTP Shares and APS as of November 30, 2017 and 2016 and APS as of November 30, 2015, 2014 and 2013.

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2017	2016	2015	2014	2013
Expenses excluding interest and fees	1.06%	1.09%	1.06%	1.10%	1.13%
Interest and fee expense	0.76%	0.48%	—	—	—
Total expenses	1.82%	1.57%	1.06%	1.10%	1.13%
Net investment income	2.50%	2.74%	3.34%	3.46%	3.43%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Year Ended November 30,
	2017	2016		2015	2014	2013
Net asset value — Beginning of year (Common shares)	$13.690	$13.890		$13.910	$12.770	$14.780

Income (Loss) From Operations
Net investment income(1)	$0.556	$0.621		$0.752	$0.755	$0.750
Net realized and unrealized gain (loss)	(0.167)	(0.475)		(0.099)	1.143	(1.960)
Distributions to APS shareholders
From net investment income(1)	(0.022)	(0.017)		(0.011)	(0.008)	(0.013)
Discount on redemption and repurchase of APS(1)	—	0.294		—	—	—

Total income (loss) from operations	$0.367	$0.423		$0.642	$1.890	$(1.223)

Less Distributions to Common Shareholders
From net investment income	$(0.517)	$(0.623)		$(0.727)	$(0.764)	$(0.787)

Total distributions to common shareholders	$(0.517)	$(0.623)		$(0.727)	$(0.764)	$(0.787)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—	$—		$0.065	$0.014	$—

Net asset value — End of year (Common shares)	$13.540	$13.690		$13.890	$13.910	$12.770

Market value — End of year (Common shares)	$12.080	$12.280		$12.040	$12.050	$10.950

Total Investment Return on Net Asset Value(2)	3.17%	3.46	%(3)	6.02%	16.07%	(8.07)%

Total Investment Return on Market Value(2)	2.62%	7.06%		6.08%	17.26%	(22.84)%

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Year Ended November 30,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Net assets applicable to common shares, end of year (000’s omitted)	$35,219	$35,616	$36,126	$37,532	$34,736
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.73%	1.77%	1.76%	1.79%	1.85%
Interest and fee expense(6)	1.21%	0.80%	0.01%	0.04%	0.05%
Total expenses(5)	2.94%	2.57%	1.77%	1.83%	1.90%
Net investment income	4.04%	4.34%	5.42%	5.61%	5.53%
Portfolio Turnover	9%	9%	3%	4%	11%
Senior Securities:
Total preferred shares outstanding(7)	847	847	847	847	847
Asset coverage per preferred share(8)	$66,582	$67,050	$67,653	$69,312	$66,011
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 1.24%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(7)	Preferred shares represent iMTP Shares and APS as of November 30, 2017 and 2016 and APS as of November 30, 2015, 2014 and 2013.

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2017	2016	2015	2014	2013
Expenses excluding interest and fees	1.09%	1.13%	1.11%	1.14%	1.18%
Interest and fee expense	0.76%	0.51%	0.01%	0.02%	0.03%
Total expenses	1.85%	1.64%	1.12%	1.16%	1.21%
Net investment income	2.54%	2.77%	3.44%	3.55%	3.51%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

59	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust) and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (each individually referred to as the Trust, and collectively, the Trusts), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. The Trusts’ investment objective is to provide current income exempt from regular federal income tax and taxes in its specified state.

The following is a summary of significant accounting policies of the Trusts. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Trust in a manner that fairly reflects the security’s value, or the amount that a Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of November 30, 2017, the Trusts had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Trust

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enters into agreements with service providers that may contain indemnification clauses. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

G  Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trusts account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes (net of unamortized deferred debt issuance costs) as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at November 30, 2017. Interest expense related to a Trust’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At November 30, 2017, the amounts of the Trusts’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Ohio Trust

Floating Rate Notes Outstanding	$7,345,075	$915,615	$5,330,575	$16,246,277	$1,456,043
Interest Rate or Range of Interest Rates (%)	0.98 - 0.99	1.10	0.98 - 1.05	0.99 - 1.05	1.18
Collateral for Floating Rate Notes Outstanding	$9,195,953	$1,724,937	$7,848,618	$22,401,439	$1,971,932

For the year ended November 30, 2017, the Trusts’ average Floating Rate Notes outstanding and the average interest rate including fees and amortization of deferred debt issuance costs were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Ohio Trust

Average Floating Rate Notes Outstanding	$9,332,260	$1,083,466	$5,330,000	$16,210,000	$1,455,000
Average Interest Rate	1.44%	1.54%	1.46%	1.45%	1.63%

In certain circumstances, the Trusts may enter into shortfall and forbearance agreements with brokers by which a Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trusts had no shortfalls as of November 30, 2017.

The Trusts may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trusts’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trusts’ investment policies do not allow the Trusts to borrow money except as permitted by the 1940 Act. Management believes that the Trusts’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trusts’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trusts’ restrictions apply. Residual interest bonds held by the Trusts are securities exempt from registration under Rule 144A of the Securities Act of 1933.

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Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date was July 21, 2017, as announced on July 7, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. All residual interest bonds held by the Trusts during the year ended November 30, 2017 were Volcker Rule compliant. The effects of the Volcker Rule may make it more difficult for the Trusts to maintain current or desired levels of leverage and may cause the Trusts to incur additional expenses to maintain their leverage.

H  Financial Futures Contracts — Upon entering into a financial futures contract, a Trust is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Trust each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Trust. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Trusts may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trusts maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

K  New Accounting Pronouncement — During the year ended November 30, 2017, the Trusts adopted the FASB’s Accounting Standards Update No. 2015-03, which provides guidance to simplify the presentation of debt issuance costs and became effective for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. Pursuant to the new standard, the Trusts are required to present debt issuance costs in their Statement of Assets and Liabilities as a direct deduction from the carrying value of the related debt liability. Prior to the change, such costs were presented by the Trusts as a deferred asset. This change in accounting had no impact on the Trusts’ net assets.

2  Auction Preferred Shares

Each Trust issued Auction Preferred Shares (APS) on March 1, 1999 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS, with a Trust’s other preferred shares (see Note 3), are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Trust is in default for an extended period on its asset maintenance requirements, as defined in the Trusts’ By-laws and the 1940 Act, with respect to the preferred shares. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

On December 21, 2015, each Trust announced a tender offer to purchase up to 100% of its outstanding APS at a price per share equal to 95.5% of the APS liquidation preference of $25,000 per share (or $23,875 per share), plus any accrued but unpaid APS dividends. The tender offer expired on February 23, 2016. The number of APS accepted for repurchase pursuant to the tender offer and their liquidation preference were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

APS Tendered and Redeemed	1,879	672	674	1,160	1,184	736	679
Redemption Amount	$44,861,125	$16,044,000	$16,091,750	$27,695,000	$28,268,000	$17,572,000	$16,211,125

There were no transactions in APS during the year ended November 30, 2017.

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3  Institutional MuniFund Term Preferred Shares

On February 26, 2016, each Trust issued Institutional MuniFund Term Preferred Shares (iMTP Shares) in a private offering to finance the tender offer for its outstanding APS (see Note 2). The number of new iMTP Shares issued was equal to the APS accepted for payment pursuant to the tender offer. The number of iMTP Shares issued and outstanding at November 30, 2017 was as follows:

Trust	iMTP Shares Issued and Outstanding

California Trust	1,879
Massachusetts Trust	672
Michigan Trust	674
New Jersey Trust	1,160
New York Trust	1,184
Ohio Trust	736
Pennsylvania Trust	679

The iMTP Shares are a form of preferred shares that represent stock of the Trusts. The iMTP Shares have a par value of $0.01 per share, a liquidation preference of $25,000 per share, and a mandatory redemption date of September 1, 2019, unless earlier redeemed or repurchased by a Trust. Dividends on the iMTP Shares are determined weekly based upon the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index Rate plus a spread. Such spread to the SIFMA Municipal Swap Index Rate is determined based on the current credit rating of the iMTP Shares. At November 30, 2017, the spread to the SIFMA Municipal Swap Index Rate was 1.50% for California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust.

The iMTP Shares are subject to optional and mandatory redemption in certain circumstances. After February 28, 2017, the iMTP Shares are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, plus an optional redemption premium. The optional redemption premium does not apply to redemptions on or after March 1, 2018. The iMTP Shares are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends (mandatory redemption price), if a Trust is in default for an extended period on its asset maintenance requirements with respect to its preferred shares. For so long as the iMTP Shares are outstanding, a Trust’s effective leverage ratio is not permitted to exceed 45%. In order to comply with this requirement, a Trust may have to redeem all or a portion of its iMTP Shares and APS at the mandatory redemption price.

The holders of the iMTP Shares, APS and common shares have equal voting rights of one vote per share except that the holders of the iMTP Shares and APS, voting as a class, are entitled to elect two Trustees of each Trust. If the dividends on the iMTP Shares and APS remain unpaid in an amount equal to two full years’ dividends, the holders of the iMTP Shares and APS voting as a class have the right to elect a majority of each Trust’s Trustees.

For financial reporting purposes, the liquidation value of the iMTP Shares (net of unamortized deferred offering costs) is presented as a liability on the Statements of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on iMTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statements of Operations. Costs incurred by each Trust in connection with its offering of iMTP Shares were capitalized as deferred offering costs and are being amortized to the mandatory redemption date of September 1, 2019.

The carrying amount of the iMTP Shares at November 30, 2017 represents its liquidation value, which approximates fair value. If measured at fair value, the iMTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 10) at November 30, 2017.

The average liquidation preference of the iMTP Shares during the year ended November 30, 2017 was as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Average Liquidation Preference of iMTP Shares	$46,975,000	$16,800,000	$16,850,000	$29,000,000	$29,600,000	$18,400,000	$16,975,000

4  Distributions to Shareholders and Income Tax Information

Each Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS and iMTP Shares. In addition, at least annually, each Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to APS and

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iMTP shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at November 30, 2017, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

APS Dividend Rates at November 30, 2017	1.56%	1.57%	1.59%	1.56%	1.56%	1.59%	1.57%
Dividends Accrued to APS Shareholders	$40,183	$43,282	$8,726	$58,437	$54,767	$57,593	$55,934
Average APS Dividend Rates	1.34%	1.33%	1.34%	1.32%	1.33%	1.33%	1.33%
Dividend Rate Ranges (%)	0.95 - 1.70	0.95 - 1.61	0.95 - 1.72	0.95 - 1.59	0.95 - 1.61	0.95 - 1.61	0.95 - 1.61

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trusts’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates as of November 30, 2017.

The dividend rates for iMTP Shares at November 30, 2017, and the amount of dividends accrued to iMTP shareholders and average iMTP dividend rates for the year then ended were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

iMTP Dividend Rates at November 30, 2017	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%
Dividends Accrued to iMTP Shareholders	$1,091,967	$387,210	$388,017	$670,354	$678,618	$426,216	$388,709
Average iMTP Dividend Rates	2.32%	2.30%	2.30%	2.31%	2.29%	2.32%	2.29%

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared, including distributions on iMTP Shares that are treated as interest expense for financial reporting purposes, for the years ended November 30, 2017 and November 30, 2016 was as follows:

	Year Ended November 30, 2017
	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Distributions declared from:
Tax-exempt income	$4,477,954	$1,786,608	$1,374,454	$3,114,672	$3,992,549	$2,146,103	$1,781,919
Ordinary income	$242,309	$68,777	$—	$166,097	$54,213	$—	$7,708

	Year Ended November 30, 2016
	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Distributions declared from:
Tax-exempt income	$4,976,602	$1,875,587	$1,504,466	$3,362,067	$4,140,599	$2,240,351	$1,920,247
Ordinary income	$195,589	$27,526	$18,866	$72,845	$13,410	$58,064	$876

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During the year ended November 30, 2017, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for premium amortization, accretion of market discount, non-deductible expenses, investments in partnerships and the treatment of iMTP Shares as equity for tax purposes.

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Change in:
Paid-in capital	$(4,186,110)	$(1,035,382)	$(379,935)	$(2,863,007)	$(3,239,631)	$(887,612)	$(44,395)
Accumulated net realized loss	$4,084,946	$951,781	$343,929	$2,736,600	$3,172,496	$851,099	$9,639
Accumulated undistributed net investment income	$101,164	$83,601	$36,006	$126,407	$67,135	$36,513	$34,756

These reclassifications had no effect on the net assets or net asset value per share of the Trusts.

As of November 30, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Undistributed tax-exempt income	$161,888	$195,970	$115,573	$259,271	$230,072	$204,417	$132,763
Capital loss carryforwards and deferred capital losses	$(6,020,620)	$(2,188,230)	$(512,665)	$(7,087,197)	$(7,013,283)	$(1,264,405)	$(3,679,356)
Net unrealized appreciation	$9,764,518	$4,199,231	$2,486,738	$4,622,432	$9,705,245	$4,776,497	$2,626,494
Other temporary differences	$(396)	$(259)	$(4)	$(448)	$(1,233)	$(377)	$(335)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, futures contracts, investments in partnerships, the timing of recognizing distributions to shareholders, premium amortization, accretion of market discount and residual interest bonds.

At November 30, 2017, the following Trusts, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Trust’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Expiration Date
November 30, 2018	$355,871	$—	$34,334	$1,512,852	$671,928	$41,243	$329,527
November 30, 2019	5,299,748	1,780,081	345,052	4,137,608	3,607,489	1,169,431	1,724,760

Total capital loss carryforwards	$5,655,619	$1,780,081	$379,386	$5,650,460	$4,279,417	$1,210,674	$2,054,287

Deferred capital losses:
Short-term	$365,001	$408,149	$30,099	$776,945	$1,053,308	$53,731	$363,542
Long-term	$—	$—	$103,180	$659,792	$1,680,558	$—	$1,261,527

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The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Trust at November 30, 2017, as determined on a federal income tax basis, were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Aggregate cost	$138,078,973	$55,862,248	$44,013,304	$89,524,133	$99,328,369	$59,206,882	$53,021,923

Gross unrealized appreciation	$10,358,718	$4,361,493	$2,615,139	$6,064,837	$10,061,031	$4,893,875	$3,110,895
Gross unrealized depreciation	(594,200)	(162,262)	(128,401)	(1,442,405)	(355,786)	(117,378)	(484,401)

Net unrealized appreciation	$9,764,518	$4,199,231	$2,486,738	$4,622,432	$9,705,245	$4,776,497	$2,626,494

5  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. The fee is computed at an annual rate of 0.580% (0.595% prior to May 1, 2017) of each Trust’s average weekly gross assets, except for Massachusetts Trust and New York Trust, whose annual rate is 0.40%, and is payable monthly. Pursuant to a fee reduction agreement between each Trust and EVM that commenced on May 1, 2010, the annual adviser fee is reduced by 0.015% every May 1 thereafter for the next nineteen years. This annual fee reduction was accelerated to provide for an annual fee rate of 0.40% of Massachusetts Trust’s average weekly gross assets and, effective July 1, 2017, of New York Trust’s average weekly gross assets. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Trusts who are not interested persons of EVM or each Trust and by a vote of a majority of shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Trust, and the amount of any outstanding preferred shares issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Trust’s APS and iMTP Shares then outstanding and the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Trust. The administration fee is earned by EVM for administering the business affairs of each Trust and is computed at an annual rate of 0.20% of each Trust’s average weekly gross assets. For the year ended November 30, 2017, the investment adviser fees and administration fees were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Investment Adviser Fee	$931,998	$248,012	$277,665	$589,959	$628,451	$390,106	$334,144
Administration Fee	$317,982	$124,006	$94,741	$201,294	$246,286	$133,102	$114,006

Trustees and officers of the Trusts who are members of EVM’s organization receive remuneration for their services to the Trusts out of the investment adviser fee. Trustees of the Trusts who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Trusts are officers of EVM.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended November 30, 2017 were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Purchases	$29,392,575	$11,318,322	$5,574,885	$12,418,327	$22,641,114	$6,675,037	$5,156,051
Sales	$32,969,346	$11,901,860	$4,568,744	$13,037,777	$23,741,935	$5,176,218	$4,994,861

7  Common Shares of Beneficial Interest

The Trusts may issue common shares pursuant to their dividend reinvestment plans. For the year ended November 30, 2017, there were no common shares issued by the Trusts. For the year ended November 30, 2016, the New York Trust issued 395 common shares pursuant to its dividend reinvestment plan and there were no common shares issued by the other Trusts.

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Eaton Vance

Municipal Income Trusts

November 30, 2017

Notes to Financial Statements — continued

On November 11, 2013, the Boards of Trustees of the Trusts authorized the repurchase by each Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). The repurchase program does not obligate the Trusts to purchase a specific amount of shares. There were no repurchases of common shares by the Trusts for the years ended November 30, 2017 and November 30, 2016.

8  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Trusts to make properly authorized payments. When such payments result in an overdraft, the Trusts are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Trust’s assets to the extent of any overdraft. At November 30, 2017, Massachusetts Trust and Ohio Trust had a payment due to SSBT pursuant to the foregoing arrangement of $12,719 and $217,670, respectively. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at November 30, 2017. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at November 30, 2017. The Trusts’ average overdraft advances during the year ended November 30, 2017 were not significant.

9  Financial Instruments

The Trusts may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at November 30, 2017 is included in the Portfolio of Investments. At November 30, 2017, the Trusts had sufficient cash and/or securities to cover commitments under these contracts.

Each Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trusts hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trusts enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at November 30, 2017 were as follows:

	New Jersey Trust		Pennsylvania Trust

Asset Derivative:

Futures Contracts	$47,756	(1)	$15,919	(1)

Total	$47,756		$15,919

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable for variation margin on open financial futures contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended November 30, 2017 was as follows:

	California Trust		Massachusetts Trust		New Jersey Trust		New York Trust		Pennsylvania Trust

Realized Gain (Loss) on Derivatives Recognized in Income	$(257,938	)(1)	$(128,876	)(1)	$(183,027	)(1)	$(162,497	)(1)	$(61,009	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(37,583	)(2)	$(18,816	)(2)	$23,214	(2)	$(23,724	)(2)	$7,738	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

67

Eaton Vance

Municipal Income Trusts

November 30, 2017

Notes to Financial Statements — continued

The average notional cost of futures contracts outstanding during the year ended November 30, 2017, which is indicative of the volume of this derivative type, was approximately as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Pennsylvania Trust

Average Notional Cost:
Futures Contracts — Short	$6,338,000	$2,421,000	$4,587,000	$3,052,000	$1,529,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2017, the hierarchy of inputs used in valuing the Trusts’ investments and open derivative instruments, which are carried at value, were as follows:

California Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$148,000,144	$—	$148,000,144
Taxable Municipal Securities	—	7,188,422	—	7,188,422

Total Investments	$—	$155,188,566	$—	$155,188,566

Massachusetts Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$60,168,991	$—	$60,168,991
Taxable Municipal Securities	—	808,103	—	808,103

Total Investments	$—	$60,977,094	$—	$60,977,094

Michigan Trust
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$46,500,042	$—	$46,500,042

Total Investments	$—	$46,500,042	$—	$46,500,042

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Eaton Vance

Municipal Income Trusts

November 30, 2017

Notes to Financial Statements — continued

New Jersey Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$96,904,560	$—	$96,904,560
Taxable Municipal Securities	—	2,572,580	—	2,572,580

Total Investments	$—	$99,477,140	$—	$99,477,140

Futures Contracts	$47,756	$—	$—	$47,756

Total	$47,756	$99,477,140	$—	$99,524,896

New York Trust
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Municipal Securities	$—	$121,137,415	$—	$121,137,415
Taxable Municipal Securities	—	1,544,280	—	1,544,280
Corporate Bonds & Notes	—	1,874,541	—	1,874,541
Miscellaneous	—	—	723,655	723,655

Total Investments	$—	$124,556,236	$723,655	$125,279,891

Ohio Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$65,439,422	$—	$65,439,422

Total Investments	$—	$65,439,422	$—	$65,439,422

Pennsylvania Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$55,634,236	$—	$55,634,236
Taxable Municipal Securities	—	14,181	—	14,181

Total Investments	$—	$55,648,417	$—	$55,648,417

Futures Contracts	$15,919	$—	$—	$15,919

Total	$15,919	$55,648,417	$—	$55,664,336

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Trust.

The California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, Ohio Trust and Pennsylvania Trust held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs.

Level 3 investments held by the New York Trust at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the year ended November 30, 2017 is not presented.

At November 30, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

69

Eaton Vance

Municipal Income Trusts

November 30, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust:

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust (collectively, the “Trusts”), including the portfolios of investments, as of November 30, 2017, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2017, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 22, 2018

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Eaton Vance

Municipal Income Trusts

November 30, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Trusts. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended November 30, 2017, the Trusts designate the following percentages of distributions from net investment income as exempt-interest dividends:

California Municipal Income Trust	94.87%
Massachusetts Municipal Income Trust	96.29%
Michigan Municipal Income Trust	100.00%
New Jersey Municipal Income Trust	94.94%
New York Municipal Income Trust	98.66%
Ohio Municipal Income Trust	100.00%
Pennsylvania Municipal Income Trust	99.57%

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Eaton Vance

Municipal Income Trusts

November 30, 2017

Dividend Reinvestment Plan

Each Trust offers a dividend reinvestment plan (Plan) pursuant to which shareholders automatically have distributions reinvested in common shares (Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the NAV per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by American Stock Transfer & Trust Company, LLC, the Plan agent (Agent). Distributions subject to income tax (if any) are taxable whether or not Shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that the Trust’s transfer agent re-register your Shares in your name or you will not be able to participate.

The Agent’s service fee for handling distributions will be paid by the Trust. Plan participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Agent at the address noted on the following page. If you withdraw, you will receive Shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Agent to sell part or all of his or her Shares and remit the proceeds, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Agent. Any inquiries regarding the Plan can be directed to the Agent at 1-866-439-6787.

72

Eaton Vance

Municipal Income Trusts

November 30, 2017

Application for Participation in Dividend Reinvestment Plan

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account

Shareholder signature                                                           Date

Shareholder signature                                                           Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Municipal Income Trusts

c/o American Stock Transfer & Trust Company, LLC

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

Number of Employees

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of November 30, 2017, Trust records indicate that there are 13, 26, 10, 28, 19, 21 and 22 registered shareholders for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively, and approximately 2,408, 1,114, 1,217, 1,656, 2,080, 1,480 and 1,441 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

California Municipal Income Trust	CEV
Massachusetts Municipal Income Trust	MMV
Michigan Municipal Income Trust	EMI
New Jersey Municipal Income Trust	EVJ

New York Municipal Income Trust	EVY
Ohio Municipal Income Trust	EVO
Pennsylvania Municipal Income Trust	EVP

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Eaton Vance

Municipal Income Trusts

November 30, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance California Municipal Income Trust (CEV), Eaton Vance Massachusetts Municipal Income Trust (MMV), Eaton Vance Michigan Municipal Income Trust (EMI), Eaton Vance New Jersey Municipal Income Trust (EVJ), Eaton Vance New York Municipal Income Trust (EVY), Eaton Vance Ohio Municipal Income Trust (EVO) and Eaton Vance Pennsylvania Municipal Income Trust (EVP) (collectively, the Trusts) are responsible for the overall management and supervision of the Trusts’ affairs. The Trustees and officers of the Trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trusts, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 178 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee serves for a three year term. Each officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trusts	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Class II Trustee	Until 2019. Trustee since 2007.

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trusts.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Class II Trustee	Until 2019. Trustee since 2016.

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Class I Trustee	Until 2018. Trustee since 2014.

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Class I Trustee(3)	Until 2018. Trustee since 2014.

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Class I Trustee	Until 2018. Trustee since 2014.

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

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Eaton Vance

Municipal Income Trusts

November 30, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trusts	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Class III Trustee(3)	Until 2020(4). Chairperson of the Board since 2016 and Trustee since 2003.

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Class III Trustee	Until 2020. Trustee since 2008.

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Class I Trustee	Until 2018. Trustee since 2015.

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Class III Trustee	Until 2020. Trustee since 2011.

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Class II Trustee	Until 2019. Trustee since 2016.

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trusts	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

75

Eaton Vance

Municipal Income Trusts

November 30, 2017

Management and Organization — continued

(1)

Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise. Each Trustee holds office until the annual meeting for the year in which his or her term expires and until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal.

(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Preferred Shares Trustee.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

147    11.30.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended November 30, 2016 and November 30, 2017 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	11/30/16	11/30/17
Audit Fees	$28,460	$29,260
Audit-Related Fees(1)	$3,500	$0
Tax Fees(2)	$8,864	$8,997
All Other Fees(3)	$0	$0

Total	$40,824	$38,257

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees incurred to satisfy the requirements of the underwriter in conjunction with the private offering of the registrant’s Institutional MuniFund Term Preferred Shares (iMTP Shares).
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended November 30, 2016 and November 30, 2017; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	11/30/16	11/30/17
Registrant	$12,364	$8,997
Eaton Vance(1)	$48,500	$148,018

(1)	Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant’s investment adviser and administrator.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. George J. Gorman (Chair), Valerie A. Mosley, William H. Park and Scott E. Wennerholm are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Eaton Vance Management (“EVM” or “Eaton Vance”) is the investment adviser of the Funds. Craig R. Brandon, portfolio manager of Eaton Vance California Municipal Income Trust (“CEV”), Eaton Vance Massachusetts Municipal Income Trust (“MMV”) and Eaton Vance New York Municipal Income Trust (“EVY”), Cynthia J. Clemson, portfolio manager of Eaton Vance Michigan Municipal Income Trust (“EMI”) and Eaton Vance Ohio Municipal Income Trust (“EVO”), and Adam A. Weigold, portfolio manager of Eaton Vance New Jersey Municipal Income Trust (“EVJ”) and Eaton Vance Pennsylvania Municipal Income Trust (“EVP”), are responsible for the overall and day-to-day management of each Fund’s investments.

Mr. Brandon is a Vice President of EVM, has been a portfolio manager of CEV since January 2014, of MMV since February 2010, of EVY since November 2005, and is Co-Director of the Municipal Investments Group. Ms. Clemson is a Vice President of EVM, has been a portfolio manager of EMI and EVO since July 2015, and is Co-Director of the Municipal Investments Group. Mr. Weigold is a Vice President of EVM, has been a portfolio manager of EVJ since February 2010 and of EVP since October 2007. Messrs. Brandon and Weigold and Ms. Clemson have managed other Eaton Vance portfolios for more than five years. This information is provided as of the date of filing this report.

The following table shows, as of each Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	19	$5,766.6	0	$0
Other Pooled Investment Vehicles	1	$90.7	0	$0
Other Accounts	2	$2.4	0	$0
Cynthia J. Clemson
Registered Investment Companies	14	$4,055.3	0	$0
Other Pooled Investment Vehicles	1	$90.7	0	$0
Other Accounts	2	$2.4	0	$0
Adam A. Weigold
Registered Investment Companies	17	$3,467.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of each Fund’s most recent fiscal year end.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the Fund
California Municipal Income Trust
Craig R. Brandon	None
Massachusetts Municipal Income Trust
Craig R. Brandon	None
Michigan Municipal Income Trust
Cynthia J. Clemson	None
New Jersey Municipal Income Trust
Adam A. Weigold	None
New York Municipal Income Trust
Craig R. Brandon	None
Ohio Municipal Income
Cynthia J. Clemson	None
Pennsylvania Municipal Income Trust
Adam A. Weigold	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual non-cash compensation consisting of options to purchase shares of Eaton Vance Corp.’s (“EVC’s”) nonvoting common stock, restricted shares of EVC’s nonvoting common stock and a Deferred Alpha Incentive Plan, which pays a deferred cash award tied to future excess returns in certain equity strategy portfolios. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio (Sharpe ratio uses standard deviation and excess return to determine reward per unit of risk). Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. A portion of the compensation payable to equity portfolio managers and investment professionals will be determined based on the ability of one or more accounts managed by such manager to achieve a specified target average annual gross return over a three year period in excess of the account benchmark. The cash bonus to be payable at the end of the three year term will be established at the inception of the term and will be adjusted positively or negatively to the extent that the average annual gross return varies from the specified target return. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 25, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2018